UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock Small Cap Index Fund
OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT | DECEMBER 31, 2009

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States. European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield finished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the 6- and 12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month

US equities (S&P 500 Index)	22.59%	26.46%

Small cap US equities (Russell 2000 Index)	23.90	27.17

International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients a full complement of worldwide active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

*	Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2009	BlackRock Small Cap Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

Through the Fund’s investment in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), the Fund’s Institutional and Investor A Shares generated returns of 26.67% and 26.36%, respectively, for the 12 months ended December 31, 2009, underperforming its benchmark, the Russell 2000 Index, which returned 27.17%. The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

•	Returns for the Fund’s share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

Following a very difficult 2008, during which the world experienced an unprecedented global financial and economic meltdown, stocks entered 2009 by falling another 35% in the United States as fears of depression and financial system nationalization gripped investors. From the March 2009 lows, stocks galloped higher as those fears dissipated and massive global monetary and fiscal stimuli began to re-inflate economic activity. We have described it as a tug of war between the forces of debt-induced deflation and those of policy-induced reflation. While deleveraging and other deflationary forces did not leave the scene, consistent and aggressive policy ignited the reflationary process. 2009 produced negative real economic growth, weak nominal growth and significant earnings declines. Despite that backdrop, “risk” assets outperformed “safe” assets as cash on the sidelines (which was producing near-zero returns) moved back into the markets. Emerging markets handily beat developed markets. Inflation fell in most countries and widespread deflation was avoided. Treasury rates moved modestly higher as the yield curve steepened. Quality spreads narrowed, but ended the year with sharp gains. Financial stocks and low-quality securities led the way back, and materials was the standout sector performer. Government spending reached record proportions, and the year ended with cyclical stimulus leading the way while at the same time masking the structural problems that remain.

•

On a total return basis, the Dow Jones Industrial Average gained 22.68%; the S&P 500 rose 26.46%; and the Nasdaq Composite advanced 45.32% (helped in large part by the exceptional performance of the technology sector). Small-cap stocks experienced similarly strong gains for the year, with the Russell 2000 Index climbing 27.17%.

•

Within the benchmark Russell 2000 Index, nine of the ten sectors posted positive returns for the period. Materials, consumer discretionary and information technology emerged as the best performers, while financials was the only sector to post a negative return.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the Russell 2000 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.

[3]	This unmanaged index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

Performance Summary for the Period Ended December 31, 2009

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	23.62%	26.67%	0.07%	3.14%
Investor A	23.48	26.36	(0.19)	2.89
Russell 2000 Index	23.90	27.17	0.51	3.51

[4]	Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2009 and held through December 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$1,236.20	$3.04	$1,000	$1,022.48	$2.75
Investor A	$1,000	$1,234.80	$4.51	$1,000	$1,021.17	$4.08

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.54% for Institutional and 0.80% for Investor A), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

December 31, 2009

Assets

Investment at value — Master Small Cap Index Series (the “Series”) (cost — $90,898,434)	$94,111,461
Withdrawals receivable from the Series	1,221,682
Capital shares sold receivable	138,227
Prepaid expenses	14,889

Total assets	95,486,259

Liabilities

Capital shares redeemed payable	1,359,908
Administration fees payable	22,921
Distribution fees payable	7,920
Other affiliates payable	984
Officer’s fees payable	11
Other accrued expenses payable	11,093

Total liabilities	1,402,837

Net Assets	$94,083,422

Net Assets Consist of

Paid-in capital	$117,483,551
Undistributed net investment income	41,874
Accumulated net realized loss allocated from the Series	(26,655,030)
Net unrealized appreciation/depreciation allocated from the Series	3,213,027

Net Assets	$94,083,422

Net Asset Value

Institutional — Based on net assets of $55,743,667 and 5,743,881 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.70

Investor A — Based on net assets of $38,339,755 and 3,949,175 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.71

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	7

Statement of Operations	BlackRock Small Cap Index Fund

Year Ended December 31, 2009

Investment Income

Net investment income allocated from the Series:
Dividends	$987,096
Foreign taxes withheld	(94)
Income — affiliated	13,814
Securities lending — affiliated	108,257
Expenses	(58,388)

Total income	1,050,685

Expenses

Administration	228,962
Service — Investor A	79,259
Printing	54,810
Transfer agent — Institutional	21,767
Transfer agent — Investor A	18,588
Registration	33,726
Professional	20,533
Officer	36
Miscellaneous	8,437

Total expenses	466,118
Less fees waived by administrator	(2,477)

Total expenses after fees waived	463,641

Net investment income	587,044

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized loss from investments and financial futures contracts	(8,274,246)
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	27,253,654

Total realized and unrealized gain	18,979,408

Net Increase in Net Assets Resulting from Operations	$19,566,452

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$587,044	$1,065,549
Net realized gain (loss)	(8,274,246)	6,307,919
Net change in unrealized appreciation/depreciation	27,253,654	(46,354,296)

Net increase (decrease) in net assets resulting from operations	19,566,452	(38,980,828)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(376,750)	(782,173)
Investor A	(174,904)	(391,091)
Net realized gain:
Institutional	—	(5,780,831)
Investor A	—	(3,674,574)
Tax return of capital:
Institutional	—	(632,165)
Investor A	—	(400,501)

Decrease in net assets resulting from dividends and distributions to shareholders	(551,654)	(11,661,335)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(1,003,872)	13,022,264

Redemption Fee

Redemption fee	864	2,145

Net Assets

Total increase (decrease) in net assets	18,011,790	(37,617,754)
Beginning of year	76,071,632	113,689,386

End of year	$94,083,422	$76,071,632

Undistributed (distributions in excess of) net investment income	$41,874	$(185)

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional					Investor A

	Year Ended December 31,					Year Ended December 31,

	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$7.71	$13.79	$15.48	$14.36	$14.10	$7.72	$13.79	$15.47	$14.36	$14.10

Net investment income[1]	0.07	0.14	0.20	0.17	0.10	0.05	0.11	0.15	0.13	0.06
Net realized and unrealized gain (loss)[2]	1.98	(4.86)	(0.50)	2.34	0.49	1.98	(4.85)	(0.48)	2.33	0.49

Net increase (decrease) from investment operations	2.05	(4.72)	(0.30)	2.51	0.59	2.03	(4.74)	(0.33)	2.46	0.55

Dividends and distributions from:
Net investment income	(0.06)	(0.15)	(0.20)	(0.17)	(0.11)	(0.04)	(0.12)	(0.16)	(0.13)	(0.07)
Net realized gain	—	(1.09)	(1.19)	(1.22)	(0.22)	—	(1.09)	(1.19)	(1.22)	(0.22)
Tax return of capital	—	(0.12)	—	—	—	—	(0.12)	—	—	—

Total dividends and distributions	(0.06)	(1.36)	(1.39)	(1.39)	(0.33)	(0.04)	(1.33)	(1.35)	(1.35)	(0.29)

Net asset value, end of year	$9.70	$7.71	$13.79	$15.48	$14.36	$9.71	$7.72	$13.79	$15.47	$14.36

Total Investment Return[3]

Based on net asset value	26.67%	(34.01)%	(1.91)%	17.49%	4.16%	26.36%	(34.19)%	(2.12)%	17.14%	3.88%

Ratios to Average Net Assets[4]

Total expenses	0.56%	0.53%	0.48%	0.49%	0.54%	0.82%	0.80%	0.73%	0.74%	0.80%

Total expenses after fees waived	0.56%	0.52%	0.48%	0.49%	0.53%	0.82%	0.79%	0.73%	0.74%	0.79%

Net investment income	0.85%	1.19%	1.23%	1.10%	0.69%	0.59%	0.91%	0.98%	0.84%	0.43%

Supplemental Data

Net assets, end of year (000)	$55,744	$46,285	$66,085	$79,032	$63,671	$38,340	$29,787	$47,605	$54,083	$48,896

Portfolio turnover of the Series	43%	42%	26%	40%	37%	43%	42%	26%	40%	37%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at December 31, 2009 was 41%. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers two classes of shares. Institutional and Investor A Shares are generally sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the Fund’s investment in the Series was classified as Level 2. More relevant disclosure regarding fair value measurements relating to the Series which is disclosed in the Series’ Summary Schedule of Investments included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	11

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the Fund’s average daily net assets.

The Administrator has entered into a voluntary arrangement with the Fund under which the annual operating expenses (after contractual fee waivers) incurred by each class of shares of the Fund (excluding service fees) will not exceed 0.60% for Institutional Shares and 0.85% for Investor A Shares. This arrangement has a one-year term and is renewable. This amount is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended December 31, 2009, the Fund paid $5,835 in return for these services, which are included in transfer agent in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2009, the Fund reimbursed the Administrator for costs incurred running the call center, which are included in the transfer agent in the Statement of Operations.

Call Center Fees

Institutional	$367
Investor A	$1,056

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

12	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2009 attributable to the sale of stock of passive foreign investment companies, the classification of settlement proceeds and in-kind withdrawals were reclassified to the following accounts:

Undistributed net investment income	$6,669
Accumulated net realized loss allocated from Series	$(13,179,619)
Paid-in capital	$13,172,950

The tax character of distributions paid during the fiscal years ended December 31, 2009 and 2008 was as follows:

	12/31/09	12/31/08

Distributions paid from:
Ordinary income	$551,654	$1,680,670
Long-term capital gains	—	8,947,999
Tax return of capital	—	1,032,666

Total distributions	$551,654	$11,661,335

As of December 31, 2009 the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$39,363
Capital loss carryforwards	(24,323,969)
Net unrealized gains*	884,477

Total	$(23,400,129)

*

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the treatment of certain security lending transactions, the realization for tax purposes of unrealized gains/(losses) on certain futures contracts, the classification of settlement proceeds and other temporary differences.

As of December 31, 2009, the Fund had capital loss carryforwards in the amount of $24,323,969 available to offset future realized capital gains, which expires December 31, 2017.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,468,390	$19,948,606	2,634,785	$28,589,997
Shares issued to shareholders in reinvestment of dividends and distributions	37,621	356,525	921,616	6,983,184

Total issued	2,506,011	20,305,131	3,556,401	35,573,181
Shares redeemed	(2,765,597)	(22,094,097)	(2,343,736)	(25,630,390)

Net increase (decrease)	(259,586)	$(1,788,966)	1,212,665	$9,942,791

Investor A

Shares sold	913,818	$7,405,033	626,761	$7,412,916
Shares issued to shareholders in reinvestment of dividends and distributions	16,832	159,562	525,666	3,995,432

Total issued	930,650	7,564,595	1,152,427	11,408,348
Shares redeemed	(842,085)	(6,779,501)	(744,332)	(8,328,875)

Net increase	88,565	$785,094	408,095	$3,079,473

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through February 26, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	13

Report of Independent Registered Public Accounting Firm	BlackRock Small Cap Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, of BlackRock Small Cap Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the “Fund”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2010

Important Tax Information (Unaudited)

The entire amount of the ordinary income distribution paid by BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc., during the taxable year ended December 31, 2009 qualifies for the dividends received deduction for corporations and consists entirely of qualified dividend income for individuals.

14	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Portfolio Information	Master Small Cap Index Series

As of December 31, 2009

Ten Largest Holdings	Percent of Long-Term Investments

Human Genome Sciences, Inc.	0.6%
Tupperware Corp.	0.3
3Com Corp.	0.3
E*Trade Financial Corp.	0.3
Assured Guaranty Ltd.	0.3
Solera Holdings, Inc.	0.3
Highwoods Properties, Inc.	0.3
Skyworks Solutions, Inc.	0.2
Domtar Corp.	0.2
J. Crew Group, Inc.	0.2

Sector Allocation	Percent of Long-Term Investments

Financial Services	21%
Technology	16
Health Care	14
Producer Durables	14
Consumer Discretionary & Services	12
Materials & Processing	7
Energy	5
Utilities	4
Consumer Discretionary	3
Consumer Staples	3
Materials & Processing	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	15

Summary Schedule of Investments December 31, 2009	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series’ principal holdings. It includes the Series’ 50 largest holdings, each investment of any issuer that exceeds 1% of the Series’ net assets and affiliated issues. “Other Securities” represents all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent

Advertising Agencies	Other Securities		$1,209,229	0.5%

Aerospace	Other Securities		2,985,173	1.3

Agriculture, Fishing & Ranching	Other Securities		923,904	0.4

Air Transport	UAL Corp. (a)(b)	39,900	515,109	0.2
	Other Securities		2,109,678	0.9

			2,624,787	1.1

Alternative Energy	Other Securities		543,253	0.2

Aluminum	Other Securities		370,245	0.2

Asset Management & Custodian	Other Securities		2,272,509	1.0

Auto Parts	Other Securities		1,532,701	0.7

Auto Services	Other Securities		280,700	0.1

Banks: Diversified	FirstMerit Corp.	19,529	393,314	0.2
	Prosperity Bancshares, Inc.	11,400	461,358	0.2
	SVB Financial Group (a)	9,600	400,224	0.2
	Other Securities		11,957,987	5.2

			13,212,883	5.8

Banks: Savings, Thrift & Mortgage Lending	Other Securities		2,354,824	1.0

Beverage: Brewers & Distillers	Other Securities		88,540	0.0

Beverage: Soft Drinks	Other Securities		326,398	0.1

Biotechnology	Human Genome Sciences, Inc. (a)	43,600	1,334,160	0.6
	Onyx Pharmaceuticals, Inc. (a)	14,820	434,819	0.2
	Other Securities		7,183,001	3.1

			8,951,980	3.9

Building Materials	Other Securities		2,116,429	0.9

Building: Climate Control	Other Securities		312,468	0.1

Building: Roofing, Wallboard & Plumbing	Other Securities		162,400	0.1

Cable Television Services	Other Securities		120,903	0.1

Casinos & Gambling	Bally Technologies, Inc. (a)	12,800	528,512	0.2
	Other Securities		481,517	0.2

			1,010,029	0.4

Cement	Other Securities		7,644	0.0

Chemicals: Diversified	W.R. Grace & Co. (a)	17,300	438,555	0.2
	Other Securities		2,517,683	1.1

			2,956,238	1.3

Chemicals: Specialty	Other Securities		1,040,752	0.5

Coal	Other Securities		588,134	0.3

Commercial Finance & Mortgage Companies	Other Securities		232,499	0.1

Commercial Services	Watson Wyatt Worldwide, Inc. (a)	9,915	471,161	0.2
	Other Securities		5,434,300	2.4

			5,905,461	2.6

Commercial Services: Rental & Leasing	Other Securities		1,030,724	0.4

See Notes to Financial Statements.

16	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Commercial Vehicles & Parts	Other Securities		$391,538	0.2%

Communications Technology	3Com Corp. (a)	93,000	697,500	0.3
	Polycom, Inc. (a)	19,600	489,412	0.2
	Other Securities		5,462,788	2.4

			6,649,700	2.9

Computer Services Software & Systems	Concur Technologies, Inc. (a)	9,800	418,950	0.2
	Informatica Corp. (a)	20,800	537,888	0.2
	Parametric Technology Corp. (a)	28,160	460,134	0.2
	Solera Holdings, Inc.	16,900	608,569	0.3
	Other Securities		13,236,890	5.8

			15,262,431	6.7

Computer Technology	Other Securities		1,972,245	0.9

Construction	EMCOR Group, Inc. (a)	16,172	435,027	0.2
	Other Securities		874,632	0.4

			1,309,659	0.6

Consumer Electronics	Other Securities		371,101	0.2

Consumer Lending	Other Securities		1,553,633	0.7

Consumer Services: Miscellaneous	Other Securities		1,581,684	0.7

Containers & Packaging	Rock-Tenn Co., Class A	9,180	462,764	0.2
	Other Securities		607,852	0.3

			1,070,616	0.5

Cosmetics	Other Securities		409,526	0.2

Diversified Financial Services	Stifel Financial Corp. (a)	7,149	423,507	0.2
	Other Securities		635,907	0.3

			1,059,414	0.5

Diversified Manufacturing Operations	Other Securities		540,315	0.2

Diversified Materials & Processing	Clarcor, Inc.	12,610	409,068	0.2
	Other Securities		1,455,413	0.6

			1,864,481	0.8

Diversified Media	Other Securities		180,998	0.1

Diversified Retail	Other Securities		1,300,468	0.6

Drug & Grocery Store Chains	Other Securities		1,532,603	0.7

Education Services	Other Securities		1,394,633	0.6

Electronic Components	Other Securities		1,267,286	0.5

Electronic Entertainment	Other Securities		404,948	0.2

Electronics	Other Securities		1,115,376	0.5

Energy Equipment	Other Securities		391,344	0.2

Engineering & Contracting Services	Other Securities		1,048,636	0.5

Entertainment	Other Securities		636,831	0.3

Financial Data & Systems	Jack Henry & Associates, Inc.	20,100	464,712	0.2
	Other Securities		1,992,463	0.9

			2,457,175	1.1

Foods	Other Securities		2,646,795	1.2

Forest Products	Other Securities		295,680	0.1

Forms & Bulk Printing Services	Other Securities		684,581	0.3

Funeral Parlors & Cemeteries	Other Securities		366,924	0.2

Gas Pipeline	Other Securities		55,660	0.0

Glass	Other Securities		99,400	0.0

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	17

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Gold	Other Securities		$561,406	0.2%

Health Care Facilities	Other Securities		1,326,509	0.6

Health Care Management Services	Other Securities		2,369,614	1.0

Health Care Services	HealthSouth Corp. (a)	22,000	412,940	0.2
	Other Securities		4,237,718	1.8

			4,650,658	2.0

Health Care: Miscellaneous	Other Securities		255,258	0.1

Home Building	Other Securities		585,005	0.3

Hotel/Motel	Other Securities		482,322	0.2

Household Appliances	Other Securities		114,692	0.0

Household Equipment & Products	Tupperware Corp.	15,174	706,653	0.3
	Other Securities		627,409	0.3

			1,334,062	0.6

Household Furnishings	Tempur-Pedic International, Inc. (a)	17,900	422,977	0.2
	Other Securities		435,564	0.2

			858,541	0.4

Insurance: Life	Other Securities		978,894	0.4

Insurance: Multi-Line	Assured Guaranty Ltd.	29,200	635,392	0.3
	Platinum Underwriters Holdings Ltd.	11,900	455,651	0.2
	Other Securities		967,655	0.4

			2,058,698	0.9

Insurance: Property-Casualty	ProAssurance Corp. (a)	8,023	430,915	0.2
	Other Securities		3,906,752	1.7

			4,337,667	1.9

Leisure Time	Other Securities		1,406,368	0.6

Luxury Items	Other Securities		476,641	0.2

Machinery: Agricultural	Other Securities		225,750	0.1

Machinery: Construction & Handling	Other Securities		190,761	0.1

Machinery: Engines	Other Securities		279,205	0.1

Machinery: Industrial	Nordson Corp.	8,210	502,288	0.2
	Other Securities		2,208,199	1.0

			2,710,487	1.2

Machinery: Specialty	Other Securities		315,396	0.1

Manufactured Housing	Other Securities		88,770	0.0

Medical & Dental Instruments & Supplies	Owens & Minor, Inc.	9,698	416,335	0.2
	Other Securities		5,839,090	2.5

			6,255,425	2.7

Medical Equipment	Other Securities		3,879,084	1.7

Medical Services	Other Securities		789,054	0.3

Metal Fabricating	Other Securities		1,623,438	0.7

Metals & Minerals: Diversified	Other Securities		952,111	0.4

Office Supplies & Equipment	Other Securities		1,420,954	0.6

Offshore Drilling & Other Services	Other Securities		148,551	0.1

Oil Well Equipment & Services	Dril-Quip, Inc. (a)	7,076	399,652	0.2
	Other Securities		2,912,232	1.2

			3,311,884	1.4

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Oil: Crude Producers	Arena Resources, Inc. (a)	9,300	$401,016	0.2%
	Atlas Energy, Inc.	16,087	485,345	0.2
	Other Securities		4,362,795	1.9

			5,249,156	2.3

Oil: Integrated	Other Securities		115,125	0.0

Paints & Coatings	Other Securities		469,513	0.2

Paper	Domtar Corp. (a)	10,100	559,641	0.3
	Other Securities		950,550	0.4

			1,510,191	0.7

Personal Care	Chattem, Inc. (a)	4,600	429,180	0.2
	Other Securities		240,111	0.1

			669,291	0.3

Pharmaceuticals	Other Securities		3,849,853	1.7

Photography	Other Securities		293,256	0.1

Plastics	Other Securities		78,530	0.0

Power Transmission Equipment	Regal-Beloit Corp.	8,551	444,139	0.2
	Other Securities		329,228	0.1

			773,367	0.3

Precious Metals & Minerals	Other Securities		222,907	0.1

Printing & Copying Services	Other Securities		105,875	0.0

Producer Durables: Miscellaneous	Other Securities		144,315	0.1

Production Technology Equipment	Other Securities		2,369,944	1.0

Publishing	Other Securities		368,511	0.2

Radio & TV Broadcasters	Other Securities		128,827	0.1

Railroad Equipment	Other Securities		135,620	0.1

Railroads	Other Securities		343,360	0.1

Real Estate	Other Securities		409,562	0.2

Real Estate Investment Trusts (REITs)	Highwoods Properties, Inc.	17,300	576,955	0.2
	MFA Financial, Inc.	67,700	497,595	0.2
	National Retail Properties, Inc.	19,675	417,504	0.2
	Omega Healthcare Investors, Inc.	20,400	396,780	0.2
	Washington REIT	14,365	395,756	0.2
	Other Securities		11,846,327	5.2

			14,130,917	6.2

Recreational Vehicles & Boats	Other Securities		800,568	0.3

Rental & Leasing Services: Consumer	Other Securities		857,321	0.4

Restaurants	Other Securities		2,972,811	1.3

Scientific Instruments: Control & Filter	Other Securities		1,816,142	0.8

Scientific Instruments: Electrical	American Superconductor Corp. (a)(b)	10,200	417,180	0.2
	GrafTech International Ltd. (a)	29,444	457,854	0.2
	Other Securities		1,592,022	0.7

			2,467,056	1.1

Scientific Instruments: Gauges & Meters	Other Securities		304,296	0.1

Scientific Instruments: Pollution Control	Other Securities		995,650	0.4

Securities Brokerage & Services	E*Trade Financial Corp. (a)	372,500	651,875	0.3
	Other Securities		1,436,560	0.6

			2,088,435	0.9

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	19

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Semiconductors & Components	Atheros Communications, Inc. (a)	15,370	$526,269	0.2%
	Skyworks Solutions, Inc. (a)	40,033	568,068	0.2
	Other Securities		4,737,920	2.1

			5,832,257	2.5

Shipping	Other Securities		1,297,636	0.6

Specialty Retail	Tractor Supply Co. (a)	8,700	460,752	0.2
	Other Securities		6,833,688	3.0

			7,294,440	3.2

Steel	Other Securities		132,021	0.1

Sugar	Other Securities		43,600	0.0

Synthetic Fibers & Chemicals	Other Securities		65,550	0.0

Technology: Miscellaneous	Other Securities		781,324	0.3

Telecommunications Equipment	Other Securities		1,017,303	0.4

Textile Products	Other Securities		146,785	0.1

Textiles Apparel & Shoes	J. Crew Group, Inc. (a)	12,070	540,012	0.2
	The Warnaco Group, Inc. (a)	10,700	451,433	0.2
	Other Securities		3,725,932	1.6

			4,717,377	2.0

Tobacco	Other Securities		510,131	0.2

Toys	Other Securities		175,888	0.1

Transportation: Miscellaneous	Other Securities		396,281	0.2

Truckers	Other Securities		1,459,630	0.6

Utilities: Electrical	Cleco Corp.	14,667	400,849	0.2
	Other Securities		3,544,144	1.5

			3,944,993	1.7

Utilities: Gas Distributors	Nicor, Inc. (c)	10,600	446,260	0.2
	Piedmont Natural Gas Co.	18,000	481,500	0.2
	Other Securities		1,856,979	0.8

			2,784,739	1.2

Utilities: Telecommunications	Other Securities		2,096,170	0.9

Utilities: Water	Other Securities		708,530	0.3

	Total Common Stocks		224,138,747	97.6

	Investment Companies

	BlackRock Kelso Capital Corp. (d)	3,100	26,412	0.0

	Other Securities		382,714	0.2

	Total Investment Companies		409,126	0.2

	Rights

Banks: Savings, Thrift & Mortgage Lending	Other Securities		—	0.0

Building Materials	Other Securities		1,577	0.0

	Total Rights		1,577	0.0

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Warrants (e)	Shares	Value	Percent

Alternative Energy	GreenHunter Energy, Inc. (Expires 8/27/11) (b)(f)	180	—	0.0%

Communications Technology	Other Securities		—	0.0

	Total Warrants		—	0.0

	Total Long-Term Investments (Cost — $190,334,906)		$224,549,450	97.8

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(g)	9,452,117	9,452,117	4.1

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(g)(h)	$17,387	$17,386,620	7.6

	Total Short-Term Securities (Cost — $26,838,737)		26,838,737	11.7

	Total Investments (Cost — $217,173,643*)		251,388,187	109.5
	Liabilities in Excess of Other Assets		(21,751,491)	(9.5)

	Net Assets		$229,636,696	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$229,753,769

Gross unrealized appreciation	$48,267,727
Gross unrealized depreciation	(26,633,309)

Net unrealized appreciation	$21,634,418

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$16,102		$239,668		$(221,996)	—
BlackRock Kelso Capital Corp.	$11,712		$42,960		$(13,276)	$992
BlackRock Liquidity Funds, TempFund, Institutional Class	$9,452,117	[1]	—		—	$26,184
BlackRock Liquidity Series, LLC, Cash Sweep Series	—		$33,514,609	[2]	—	$37,173
BlackRock Liquidity Series, LLC, Money Market Series	—		$7,257,582	[2]	—	$451,286

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	$—	$—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from securities loans.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	21

Summary Schedule of Investments (concluded)	Master Small Cap Index Series

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

72	Russell 2000 MINI	March 2010	$4,403,447	$88,573

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$224,549,450
Short-Term Securities	9,452,117

Total Level 1	234,001,567

Level 2 — Short-Term Securities	17,386,620
Level 3	—

Total	$251,388,187

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$88,573
Level 2	—
Level 3	—

Total	$88,573

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Statement of Assets and Liabilities	Master Small Cap Index Series

December 31, 2009

Assets

Investments at value — unaffiliated (including securities loaned of $16,357,904) (cost — $190,311,919)	$224,523,038
Investments at value — affiliated (cost — $26,861,724)	26,865,149
Cash on deposit for financial futures contracts	780,000
Dividends receivable	271,553
Securities lending income receivable — affiliated	27,404
Investment advisor receivable	15,720
Investments sold receivable	12,300
Prepaid expenses	54,144

Total assets	252,549,308

Liabilities

Collateral on securities loaned, at value	17,386,620
Withdrawals payable to investors	5,379,905
Margin variation payable	130,554
Other affiliates payable	1,270
Directors’ fees payable	257
Other accrued expenses payable	14,006

Total liabilities	22,912,612

Net Assets	$229,636,696

Net Assets Consist of

Investors’ capital	$195,333,579
Net unrealized appreciation/depreciation	34,303,117

Net Assets	$229,636,696

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	23

Statement of Operations	Master Small Cap Index Series

Year Ended December 31, 2009

Investment Income

Dividends	$3,969,783
Foreign taxes withheld	(449)
Income — affiliated	64,349
Securities lending — affiliated	451,286

Total income	4,484,969

Expenses

Professional	83,163
Accounting services	80,196
Custodian	71,403
Investment advisory	33,405
Directors	20,977
Printing	1,416
Other	11,486

Total expenses	302,046
Less fees paid indirectly	(111)
Less fees waived by advisor	(60,386)

Total expenses after fees waived and paid indirectly	241,549

Net investment income	4,243,420

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	(66,098,465)
Investments — affiliated	(235,272)
In-kind redemption	32,836,315
Financial futures contracts	2,630,142

(30,867,280)

Net change in unrealized appreciation/depreciation on:
Investments	126,875,161
Financial futures contracts	(2,286,369)

124,588,792

Total realized and unrealized gain	93,721,512

Net Increase in Net Assets Resulting from Operations	$97,964,932

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Statements of Changes in Net Assets	Master Small Cap Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$4,243,420	$7,541,773
Net realized loss	(30,867,280)	(28,428,998)
Net change in unrealized appreciation/depreciation	124,588,792	(153,156,287)

Net increase (decrease) in net assets resulting from operations	97,964,932	(174,043,512)

Capital Transactions

Proceeds from contributions	171,416,855	277,100,847
Fair value of withdrawals	(384,465,211)	(388,731,499)

Net decrease in net assets derived from capital transactions	(213,048,356)	(111,630,652)

Net Assets

Total decrease in net assets	(115,083,424)	(285,674,164)
Beginning of year	344,720,120	630,394,284

End of year	$229,636,696	$344,720,120

Financial Highlights	Master Small Cap Index Series

	Year Ended December 31,

	2009	2008	2007	2006	2005

Total Investment Return

Total investment return	27.37%	(33.57)%	(1.46)%	18.13%	4.63%

Ratios to Average Net Assets

Total expenses	0.09%	0.08%	0.06%	0.07%	0.08%

Total expenses after fees waived and paid indirectly	0.07%	0.07%	0.06%	0.07%	0.07%

Net investment income	1.27%	1.60%	1.69%	1.55%	1.17%

Supplemental Data

Net assets, end of year (000)	$229,637	$344,720	$630,394	$561,373	$370,145

Portfolio turnover	43%	42%	26%	40%	37%

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	25

Notes to Financial Statements	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue nontransferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives income on the loaned securities but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the original value of the cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax

26	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements (continued)	Master Small Cap Index Series

provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remain open for each of the four years ended December 31, 2009. The statute of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks, such as equity risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instruments or if the counterparty does not perform under the contract. To the extent amounts due to the Series from its counterparty are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Value of Derivative Instruments as of December 31, 2009

	Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts*	Net unrealized appreciation/ depreciation	$88,573

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2009

Net Realized Gain (Loss) from

Financial Futures Contracts

Equity contracts	$2,630,142

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	27

Notes to Financial Statements (continued)	Master Small Cap Index Series

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(2,286,369)

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	141
Average value	$206,787

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has entered into a contract with the Master LLC, on behalf of the Series, that provides that the advisory fee for the Series, when combined with the administration fees of a certain feeder fund, will not exceed a specified amount. No fees are currently being waived for the Series. This arrangement has a one-year term and is renewable.

The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.08% of the Series’ average daily net assets. This arrangement has a one-year term and is renewable. For the year ended December 31, 2009, the Manager waived $55,314, which is included in fees waived by advisor in the Statement of Operations.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through is investment in affiliated money market funds. For the year ended December 31, 2009, the Manager waived advisory fees in the amount of $5,072, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays the sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $6,369 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2009, BIM received $110,435 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $133,781,657 and $313,588,744, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro

28	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements (concluded)	Master Small Cap Index Series

rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in the financial services sector. Changes in economic conditions affecting the financial services sector would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm	Master Small Cap Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2010

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	29

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 106 Portfolios	A. P. Pharma, Inc. (specialty pharmaceuticals)

30	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 106 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation/Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.

			173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			173 RICs consisting of 304 Portfolios	None

3

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Corporation/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	31

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Corporation/Master LLC Officers[1]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Corporation/Master LLC’s Officers and Directors is available in the Corporation/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian

State Street Bank
and Trust Company
North Quincy,
MA 02171

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank
and Trust Company
Princeton, NJ 08540

Distributor

BlackRock
Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

32	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	33

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2009	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-12/09

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$6,800	$6,800	$0	$0	$6,100	$6,100	$1,028	$1,049
Master Small Cap Index Series of Quantitative Master Series LLC	$39,200	$39,000	$0	$0	$17,000	$17,000	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$414,628	$412,149
Master Small Cap Index Series of Quantitative Master Series LLC	$424,500	$422,000

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) Master Small Cap Index Series - Schedule of Investments

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Advertising Agencies - 0.5%	AMREP Corp. (a)	300	$4,110
	Arbitron, Inc.	5,858	137,194
	Constant Contact, Inc. (a)	5,200	83,200
	DG FastChannel, Inc. (a)	4,700	131,271
	Harte-Hanks, Inc.	9,200	99,176
	Marchex, Inc., Class B	5,000	25,400
	National CineMedia, Inc.	10,570	175,145
	Travelzoo, Inc. (a)	1,700	20,893
	Valassis Communications, Inc. (a)	11,900	217,294
	ValueClick, Inc. (a)	20,580	208,270
	Viad Corp.	5,200	107,276

			1,209,229

Aerospace - 1.3%	AAR Corp. (a)	8,868	203,787
	AeroVironment, Inc. (a)	3,200	93,056
	Argon ST, Inc. (a)	3,300	71,676
	Astronics Corp. (a)	2,100	17,955
	Ceradyne, Inc. (a)	6,350	121,984
	Cubic Corp.	3,852	143,680
	Curtiss-Wright Corp.	11,268	352,914
	Ducommun, Inc.	2,600	48,646
	Esterline Technologies Corp. (a)	6,941	282,985
	GenCorp, Inc. (a)	12,371	86,597
	Global Defense Technology & Systems, Inc. (a)	500	8,230
	Heico Corp.	5,226	231,669
	Herley Industries, Inc. (a)	3,300	45,837
	Kaman Corp., Class A	6,394	147,637
	LMI Aerospace, Inc. (a)	2,100	27,930
	Ladish Co., Inc. (a)	4,000	60,320
	Moog, Inc., Class A (a)	10,813	316,064
	Orbital Sciences Corp. (a)	12,735	194,336
	Teledyne Technologies, Inc. (a)	8,934	342,708
	Triumph Group, Inc.	3,879	187,162

			2,985,173

Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)(b)	7,400	37,000
	Alico, Inc.	900	25,614
	The Andersons, Inc.	4,300	111,026
	Cadiz, Inc. (a)	2,800	33,516
	Cal-Maine Foods, Inc.	3,100	105,648
	Calavo Growers, Inc.	2,600	44,200
	China Green Agriculture, Inc. (a)	1,800	26,460
	Fresh Del Monte Produce, Inc. (a)	10,100	223,210
	HQ Sustainable Maritime Industries, Inc. (a)	2,100	14,784
	Sanderson Farms, Inc.	4,550	191,828
	Seaboard Corp.	82	110,618

			923,904

Air Transport - 1.1%	Air Transport Services Group, Inc. (a)	13,000	34,320
	AirTran Holdings, Inc. (a)	31,220	162,968
	Alaska Air Group, Inc. (a)	8,498	293,691
	Allegiant Travel Co. (a)	3,400	160,378
	Atlas Air Worldwide Holdings, Inc. (a)	4,800	178,800

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Bristow Group, Inc. (a)	8,285	$318,558
	Hawaiian Holdings, Inc. (a)	12,900	90,300
	JetBlue Airways Corp. (a)	60,200	328,090
	PHI, Inc. (a)	3,300	68,310
	Republic Airways Holdings, Inc. (a)	7,300	53,947
	SkyWest, Inc.	14,000	236,880
	UAL Corp. (a)(b)	39,900	515,109
	US Airways Group, Inc. (a)	37,900	183,436

			2,624,787

Alternative Energy - 0.2%	Clean Energy Fuels Corp. (a)	8,200	126,362
	Comverge, Inc. (a)(b)	4,500	50,580
	EnerNOC, Inc. (a)(b)	3,100	94,209
	Evergreen Energy, Inc. (a)(b)	30,600	10,496
	Green Plains Renewable Energy (a)	2,800	41,636
	Rex Stores Corp. (a)	1,800	25,308
	Syntroleum Corp. (a)	17,200	45,752
	TGC Industries Inc. (a)	3,800	14,858
	US Geothermal, Inc. (a)	15,500	23,715
	USEC, Inc. (a)	28,659	110,337

			543,253

Aluminum - 0.2%	Century Aluminum Co. (a)	13,100	212,089
	Kaiser Aluminum Corp.	3,800	158,156

			370,245

Asset Management & Custodian - 1.0%	Allied Capital Corp.	44,300	159,923
	American Capital Ltd. (a)(b)	69,600	169,824
	Ampal-American Israel Corp., Class A (a)	4,401	11,883
	Apollo Investment Corp. (b)	38,846	370,202
	Ares Capital Corp.	25,372	315,881
	Artio Global Investors, Inc. (a)	6,200	158,038
	Calamos Asset Management, Inc., Class A	5,100	58,803
	Capital Southwest Corp.	700	55,160
	Cohen & Steers, Inc. (b)	4,300	98,212
	Cowen Group, Inc., Class A (a)	4,000	23,680
	Diamond Hill Investments Group	600	38,538
	Epoch Holding Corp.	2,500	26,125
	Fifth Street Finance Corp.	7,100	76,254
	GAMCO Investors, Inc., Class A	1,896	91,558
	Harris & Harris Group, Inc. (a)	6,400	29,248
	JMP Group, Inc.	4,100	39,852
	Kohlberg Capital Corp.	4,300	19,608
	MCG Capital Corp. (a)	17,400	75,168
	MVC Capital, Inc.	5,500	64,900
	NGP Capital Resources Co.	5,423	44,089
	National Financial Partners Corp. (a)	9,900	80,091
	Oppenheimer Holdings, Inc.	2,500	83,050
	Pzena Investment Management, Inc., Class A (a)	1,900	15,466
	Resource America, Inc., Class A	2,549	10,298
	TICC Capital Corp.	7,400	44,770
	Teton Advisors, Inc.	53	847
	U.S. Global Investors, Inc.	3,200	39,392

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Virtus Investment Partners, Inc. (a)	1,535	$24,407
	Westwood Holdings Group, Inc.	1,300	47,242

			2,272,509

Auto Parts - 0.7%	ATC Technology Corp. (a)	5,143	122,661
	American Axle & Manufacturing Holdings, Inc. (b)	9,600	76,992
	Amerigon, Inc. (a)	5,300	42,082
	ArvinMeritor, Inc. (a)	18,400	205,712
	China Automotive Systems. Inc. (a)	1,600	29,936
	Dana Holding Corp. (a)	32,800	355,552
	Dorman Products, Inc. (a)	2,600	40,716
	Exide Technologies (a)	11,700	83,187
	Fuel Systems Solutions, Inc. (a)	3,200	131,968
	Standard Motor Products, Inc.	4,300	36,636
	Stoneridge, Inc. (a)	3,800	34,238
	Superior Industries International, Inc.	4,899	74,955
	Tenneco, Inc. (a)	13,800	244,674
	U.S. Auto Parts Network, Inc. (a)	1,900	9,880
	Wonder Auto Technology, Inc. (a)	3,700	43,512

			1,532,701

Auto Services - 0.1%	Cooper Tire & Rubber Co.	14,000	280,700

Banks: Diversified - 5.8%	1st Source Corp.	3,684	59,276
	Alliance Financial Corp.	1,200	32,580
	American National Bankshares, Inc.	1,400	30,660
	Ameris Bancorp	3,461	24,784
	Ames National Corp.	1,600	33,776
	Arrow Financial Corp.	2,290	57,250
	Auburn National Bancorporation	500	9,845
	BancFirst Corp.	1,590	58,894
	Banco Latinoamericana de Comercio Exterior SA	6,800	94,520
	Bancorp Rhode Island, Inc.	900	23,112
	The Bancorp, Inc. (a)	3,800	26,068
	Bank of Kentucky Financial Corp.	700	13,146
	Bank of Marin Bancorp	1,500	48,840
	Bank of the Ozarks, Inc. (b)	3,100	90,737
	Banner Corp.	3,913	10,487
	Bar Harbor Bankshares	900	24,705
	Boston Private Financial Holdings, Inc.	17,533	101,165
	Bridge Bancorp, Inc.	1,700	40,868
	Bryn Mawr Bank Corp.	1,600	24,144
	CNB Financial Corporation	2,100	33,579
	CVB Financial Corp. (b)	20,065	173,362
	California First National Bancorp	300	3,918
	Camden National Corp.	1,900	62,130
	Cape Bancorp, Inc. (a)	2,700	18,144
	Capital City Bank Group, Inc. (b)	2,921	40,427
	Cardinal Financial Corp.	7,000	61,180
	Cathay General Bancorp	13,844	104,522
	Center Bancorp, Inc.	2,945	26,269
	Centerstate Banks, Inc.	3,600	36,324
	Central Pacific Financial Corp. (b)	7,048	9,233

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Century Bancorp, Inc., Class A	1,100	$24,233
	Chemical Financial Corp.	5,048	119,032
	Chicopee Bancorp, Inc. (a)	1,500	18,720
	Citizens & Northern Corp.	2,200	20,988
	Citizens Banking Corp. (a)	29,487	20,346
	Citizens Holding Co.	1,100	24,629
	City Holding Co.	3,993	129,094
	CoBiz Financial, Inc.	5,826	27,673
	Columbia Banking System, Inc.	6,441	104,215
	Community Bank System, Inc.	8,200	158,342
	Community Trust Bancorp, Inc.	3,823	93,472
	Danvers Bancorp, Inc.	4,500	58,455
	Eagle Bancorp, Inc. (a)	2,900	30,363
	East-West Bancorp, Inc.	22,400	353,920
	Enterprise Bancorp, Inc.	1,600	17,520
	Enterprise Financial Services Corp.	2,700	20,817
	F.N.B. Corp.	27,297	185,347
	Farmers Capital Bank Corp.	1,600	16,352
	Financial Institutions, Inc.	2,700	31,806
	First Bancorp, Inc.	2,100	32,382
	First Bancorp, North Carolina	3,536	49,398
	First BanCorp, Puerto Rico (b)	20,700	47,610
	First Busey Corp. (b)	9,314	36,231
	First Commonwealth Financial Corp.	21,040	97,836
	First Community Bancshares, Inc.	2,994	36,078
	First Financial Bancorp	11,887	173,075
	First Financial Bankshares, Inc.	5,253	284,870
	First Financial Corp. (b)	3,044	92,903
	First Merchants Corp.	5,246	31,161
	First Midwest Bancorp, Inc.	12,500	136,125
	The First of Long Island Corp.	1,600	40,400
	First South Bancorp, Inc.	2,100	21,630
	FirstMerit Corp.	19,529	393,314
	German American Bancorp, Inc. (b)	3,100	50,375
	Glacier Bancorp, Inc.	15,464	212,166
	Guaranty Bancorp (a)	13,200	17,424
	Hampton Roads Bankshares, Inc. (b)	4,400	7,612
	Hancock Holding Co.	6,554	287,000
	Harleysville National Corp.	10,736	69,140
	Heartland Financial USA, Inc. (b)	3,200	45,920
	Home Bancshares, Inc.	3,760	90,503
	IBERIABANK Corp.	4,950	266,359
	Independent Bank Corp./MA	5,045	105,390
	International Bancshares Corp. (b)	13,210	250,065
	Investors Bancorp, Inc. (a)	11,200	122,528
	Lakeland Bancorp, Inc.	5,005	31,982
	Lakeland Financial Corp.	3,100	53,475
	MB Financial, Inc.	11,783	232,361
	MainSource Financial Group, Inc.	5,019	23,991
	Merchants Bancshares, Inc.	1,400	31,696

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Meridian Interstate Bancorp, Inc. (a)	2,200	$19,118
	Metro Bancorp, Inc. (a)	1,700	21,369
	Midsouth Bancorp, Inc.	1,400	19,460
	NASB Financial, Inc.	900	20,961
	NBT Bancorp, Inc.	8,513	173,410
	Nara Bancorp, Inc.	7,200	81,648
	National Bankshares, Inc.	1,900	53,751
	National Penn Bancshares, Inc.	29,365	170,023
	Northeast Community Bancorp	1,300	8,541
	Northrim Bancorp Inc.	1,800	30,384
	Norwood Financial Corp.	400	11,436
	Ohio Valley Banc Corp.	1,000	22,030
	Old National Bancorp	20,295	252,267
	Old Point Financial Corp.	400	6,220
	Old Second Bancorp, Inc. (b)	3,422	23,578
	Oriental Financial Group	6,118	66,074
	Orrstown Financial Service, Inc. (b)	1,400	48,832
	Pacific Capital Bancorp (b)	8,862	8,508
	Pacific Continental Corp.	3,500	40,040
	PacWest Bancorp	6,011	121,122
	Park National Corp. (b)	2,715	159,859
	Peapack-Gladstone Financial Corp.	2,120	26,882
	Penns Woods Bancorp, Inc.	900	29,196
	Peoples Bancorp, Inc.	2,610	25,265
	Peoples Financial Corp.	1,300	26,416
	Pinnacle Financial Partners, Inc. (a)	7,800	110,916
	Porter Bancorp, Inc.	1,050	15,792
	PremierWest Bancorp	5,065	7,192
	PrivateBancorp, Inc.	11,896	106,707
	Prosperity Bancshares, Inc.	11,400	461,358
	Provident Financial Services, Inc.	14,958	159,303
	Renasant Corp.	5,298	72,053
	Republic Bancorp, Inc., Class A	2,254	46,432
	Republic First Bancorp, Inc. (a)	2,200	9,394
	Rockville Financial, Inc.	2,100	22,050
	Roma Financial Corp.	2,000	24,720
	S&T Bancorp, Inc. (b)	5,863	99,730
	SCBT Financial Corp.	2,863	79,276
	SVB Financial Group (a)	9,600	400,224
	SY Bancorp, Inc.	2,730	58,286
	Sandy Spring Bancorp, Inc.	4,114	36,573
	Santander BanCorp (a)	903	11,089
	Shore Bancshares, Inc.	2,100	30,366
	Sierra Bancorp	1,800	13,734
	Signature Bank (a)	9,600	306,240
	Simmons First National Corp., Class A	3,500	97,300
	Smithtown Bancorp, Inc.	3,500	20,825
	The South Financial Group, Inc.	38,100	24,563
	Southside Bancshares, Inc.	3,066	60,155
	Southwest Bancorp, Inc.	3,600	24,984

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	State Bancorp, Inc.	3,600	$25,596
	StellarOne Corp.	5,700	56,772
	Sterling Bancorp	4,516	32,244
	Sterling Bancshares, Inc.	17,914	91,899
	Sterling Financial Corp. (a)(b)	13,143	8,149
	Suffolk Bancorp	2,400	71,280
	Sun Bancorp, Inc. (a)	3,414	12,803
	Susquehanna Bancshares, Inc.	21,556	126,965
	Texas Capital Bancshares, Inc. (a)	9,161	127,888
	Tompkins Trustco, Inc.	2,140	86,670
	Tower Bancorp, Inc.	800	18,280
	Towne Bank (b)	5,300	61,904
	Trico Bancshares	3,378	56,244
	TrustCo Bank Corp. NY	19,161	120,714
	Trustmark Corp. (b)	14,727	331,947
	UMB Financial Corp.	8,052	316,846
	Umpqua Holdings Corp.	20,380	273,296
	Union Bankshares Corp.	3,750	46,463
	United Bankshares, Inc. (b)	9,800	195,706
	United Community Banks, Inc. (a)(b)	21,678	73,488
	United Security Bancshares (b)	1,700	29,138
	Univest Corp. of Pennsylvania	3,550	62,232
	Washington Banking Co.	2,800	33,432
	Washington Trust Bancorp, Inc.	3,500	54,530
	Webster Financial Corp.	16,300	193,481
	WesBanco, Inc.	5,563	68,647
	West Bancorp, Inc.	4,100	20,213
	Westamerica Bancorp (b)	6,783	375,575
	Western Alliance Bancorp (a)	11,900	44,982
	Wilber Corp.	1,300	9,360
	Wilshire Bancorp, Inc.	4,800	39,312
	Wintrust Financial Corp.	5,400	166,266
	Yardkin Valley Financial Corp.	4,000	14,640

			13,212,883

Banks: Savings, Thrift & Mortgage Lending - 1.0%	Abington Bancorp, Inc.	5,480	37,757
	Astoria Financial Corp.	21,500	267,245
	Bank Mutual Corp.	11,838	81,919
	BankFinancial Corp.	5,000	49,500
	Beneficial Mutual Bancorp, Inc. (a)	8,100	79,704
	Berkshire Hills Bancorp, Inc.	3,300	68,244
	Brookline Bancorp, Inc.	15,287	151,494
	Brooklyn Federal Bancorp, Inc.	1,100	11,044
	Clifton Savings Bancorp, Inc.	2,100	19,677
	Dime Community Bancshares, Inc.	6,949	81,442
	Doral Financial Corp. (a)	1,400	5,082
	ESB Financial Corp.	2,100	27,762
	ESSA Bancorp, Inc.	3,800	44,460
	First Defiance Financial Corp.	2,300	25,967
	First Financial Holdings, Inc.	3,326	43,205
	First Financial Northwest, Inc.	5,000	32,750

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	First Financial Service Corp.	1,300	$11,778
	Flagstar Bancorp, Inc. (a)	16,750	10,050
	Flushing Financial Corp.	6,475	72,908
	Fox Chase Bancorp, Inc. (a)	1,400	13,328
	Great Southern Bancorp, Inc.	2,400	51,264
	Heritage Financial Corp.	1,700	23,426
	Heritage Financial Group	1,000	7,250
	Home Bancorp, Inc. (a)	2,100	25,599
	Home Federal Bancorp, Inc.	4,000	53,240
	K Fed Bancorp	800	7,032
	Kearny Financial Corp.	4,100	41,328
	Kentucky First Federal Banco	1,200	13,200
	Legacy Bancorp, Inc./MA	1,700	16,762
	NewAlliance Bancshares, Inc.	25,000	300,250
	Northfield Bancorp, Inc.	4,500	60,840
	Northwest Bancshares, Inc.	9,375	106,125
	OceanFirst Financial Corp.	2,300	25,990
	Ocwen Financial Corp. (a)	13,265	126,946
	Oritani Financial Corp.	2,100	28,833
	Provident New York Bancorp	8,089	68,271
	Prudential Bancorp, Inc. of Pennsylvania	1,400	13,328
	Territorial BanCorp, Inc. (a)	2,800	50,540
	United Financial Bancorp, Inc.	4,300	56,373
	ViewPoint Financial Group	2,416	34,815
	WSFS Financial Corp.	1,591	40,777
	Waterstone Financial, Inc. (a)	1,400	2,870
	Westfield Financial, Inc.	7,812	64,449

			2,354,824

Beverage: Brewers & Distillers - 0.0%	Boston Beer Co., Inc., Class A (a)	1,900	88,540

Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	1,087	58,720
	Diedrich Coffee, Inc. (a)	700	24,395
	Farmer Bros. Co.	1,520	30,005
	Heckmann Corp. (a)	20,800	103,792
	National Beverage Corp.	2,128	29,494
	Peet’s Coffee & Tea, Inc. (a)	2,400	79,992

			326,398

Biotechnology - 3.9%	AMAG Pharmaceuticals, Inc. (a)	3,960	150,599
	ARYx Therapeutics, Inc. (a)	4,800	15,408
	AVI BioPharma, Inc. (a)(b)	21,200	30,952
	Accelrys, Inc. (a)	6,700	38,391
	Acorda Therapeutics, Inc. (a)	9,400	237,068
	Affymax, Inc. (a)	3,800	94,012
	Albany Molecular Research, Inc. (a)	5,787	52,546
	Allos Therapeutics, Inc. (a)	16,200	106,434
	Alnylam Pharmaceuticals, Inc. (a)(b)	9,000	158,580
	Amicus Therapeutics, Inc. (a)	4,100	16,277
	Arena Pharmaceuticals, Inc. (a)(b)	21,000	74,550
	Ariad Pharmaceuticals, Inc. (a)	23,719	54,079
	Arqule, Inc. (a)	10,100	37,269
	Array Biopharma, Inc. (a)	11,800	33,158

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BioDelivery Sciences International, Inc. (a)	2,800	$11,004
	BioMimetic Therapeutics, Inc. (a)	3,022	36,052
	Biodel, Inc. (a)	4,000	17,360
	Cardium Therapeutics, Inc. (a)	9,500	6,460
	Celera Corp. (a)	20,200	139,582
	Cell Therapeutics, Inc. (a)(b)	130,900	149,226
	Celldex Therapeutics, Inc. (a)	5,900	27,612
	Cepheid, Inc. (a)	14,500	180,960
	Chelsea Therapeutics International, Inc. (a)	6,500	17,550
	Clinical Data, Inc. (a)	2,798	51,091
	Cornerstone Therapeutics, Inc. (a)	1,500	9,150
	Cubist Pharmaceuticals, Inc. (a)	13,967	264,954
	Curis, Inc. (a)	14,500	47,125
	Cypress Bioscience, Inc. (a)	9,500	54,720
	Cytokinetics, Inc. (a)	9,400	27,354
	Cytori Therapeutics, Inc. (a)(b)	6,700	40,870
	Discovery Laboratories, Inc. (a)(b)	22,800	14,330
	Dyax Corp. (a)	15,500	52,545
	Emergent Biosolutions, Inc. (a)	4,300	58,437
	Enzo Biochem, Inc. (a)	7,895	42,475
	Enzon Pharmaceuticals, Inc. (a)(b)	11,100	116,883
	Exelixis, Inc. (a)	26,618	196,175
	Facet Biotech Corp. (a)	5,780	101,612
	GTx, Inc. (a)(b)	4,600	19,320
	Genomic Health, Inc. (a)	3,400	66,504
	Geron Corp. (a)(b)	22,329	123,926
	Halozyme Therapeutics, Inc. (a)	16,000	93,920
	Harvard Bioscience, Inc. (a)	7,000	24,990
	Hemispherx Biopharma, Inc. (a)(b)	28,900	16,184
	Human Genome Sciences, Inc. (a)	43,600	1,334,160
	Idenix Pharmaceuticals, Inc. (a)	6,200	13,330
	Idera Pharmaceuticals, Inc. (a)	5,400	27,918
	ImmunoGen, Inc. (a)	13,100	102,966
	Immunomedics, Inc. (a)	15,000	48,150
	Incyte Corp. (a)	20,124	183,330
	Insmed, Inc. (a)	30,600	23,562
	InterMune, Inc. (a)	9,414	122,759
	Kensey Nash Corp. (a)	2,000	51,000
	Lexicon Genetics, Inc. (a)	21,200	36,040
	Ligand Pharmaceuticals, Inc., Class B (a)	29,400	63,798
	MannKind Corp. (a)(b)	13,450	117,822
	Martek Biosciences Corp. (a)	7,400	140,156
	Maxygen, Inc. (a)	6,201	37,764
	Medivation, Inc. (a)	6,600	248,490
	Metabolix, Inc. (a)	4,700	52,029
	Micromet, Inc. (a)(b)	13,200	87,912
	Molecular Insight Pharmaceuticals, Inc. (a)	4,300	9,675
	Momenta Pharmaceuticals, Inc. (a)	9,100	114,751
	Myriad Pharmaceuticals, Inc. (a)	4,675	23,515
	NPS Pharmaceuticals, Inc. (a)	11,900	40,460

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nabi Biopharmaceuticals (a)	12,854	$62,985
	Nanosphere, Inc. (a)	2,600	16,744
	Nektar Therapeutics (a)	23,100	215,292
	Neurocrine Biosciences, Inc. (a)	9,800	26,656
	Neurogesx, Inc. (a)	3,000	23,130
	Novavax, Inc. (a)(b)	14,700	39,102
	Omeros Corp. (a)	700	4,914
	OncoGenex Pharmaceutical, Inc. (a)	1,000	22,280
	Onyx Pharmaceuticals, Inc. (a)	14,820	434,819
	Opko Health, Inc. (a)	10,700	19,581
	Orexigen Therapeutics, Inc. (a)	5,800	43,152
	Osiris Therapeutics, Inc. (a)	4,100	29,274
	OxiGene, Inc. (a)(b)	8,200	9,348
	PDL BioPharma, Inc.	27,200	186,592
	Pharmasset, Inc. (a)	5,000	103,500
	Poniard Pharmaceuticals, Inc. (a)(b)	6,400	11,712
	Progenics Pharmaceuticals, Inc. (a)	6,700	29,748
	Protalix BioTherapeutics, Inc. (a)(b)	9,260	61,301
	RTI Biologics, Inc. (a)	13,200	50,688
	Regeneron Pharmaceuticals, Inc. (a)	15,519	375,249
	Repligen Corp. (a)	7,700	31,647
	Repros Therapeutics, Inc. (a)	2,100	1,673
	Rigel Pharmaceuticals, Inc. (a)	12,170	115,737
	Sangamo Biosciences, Inc. (a)	10,300	60,976
	Savient Pharmaceuticals, Inc. (a)	15,328	208,614
	Seattle Genetics, Inc. (a)	19,800	201,168
	Sequenom, Inc. (a)(b)	12,800	52,992
	StemCells, Inc. (a)(b)	21,700	27,342
	Sucampo Pharmaceuticals, Inc., Class A (a)	2,300	9,292
	Synta Pharmaceuticals Corp. (a)	4,100	20,746
	Theravance, Inc. (a)	13,300	173,831
	Vanda Pharmaceuticals, Inc. (a)	6,500	73,060
	ViroPharma, Inc. (a)	19,400	162,766
	ZymoGenetics, Inc. (a)	9,200	58,788

			8,951,980

Building Materials - 0.9%	Acuity Brands, Inc.	9,960	354,974
	Ameron International Corp.	2,100	133,266
	BlueLinx Holdings, Inc. (a)	2,600	7,202
	Builders FirstSource, Inc. (a)(b)	4,000	15,400
	Gibraltar Industries, Inc.	6,734	105,926
	Griffon Corp. (a)	10,455	127,760
	Headwaters, Inc. (a)	13,146	85,712
	LSI Industries, Inc.	4,712	37,131
	Louisiana-Pacific Corp. (a)	29,400	205,212
	NCI Building Systems, Inc. (a)	18,568	33,608
	Orion Energy Systems, Inc. (a)	4,100	17,999
	Quanex Building Products Corp.	9,410	159,688
	Simpson Manufacturing Co., Inc. (b)	9,532	256,315
	Texas Industries, Inc.	5,705	199,618
	Trex Co., Inc. (a)	3,809	74,656

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Watsco, Inc.	6,165	$301,962

			2,116,429

Building: Climate Control - 0.1%	Aaon, Inc.	2,650	51,649
	Comfort Systems USA, Inc.	9,800	120,932
	Interline Brands, Inc. (a)	8,100	139,887

			312,468

Building: Roofing, Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)	10,150	162,400

Cable Television Services - 0.1%	Knology, Inc. (a)	7,000	76,650
	Mediacom Communications Corp., Class A (a)	9,900	44,253

			120,903

Casinos & Gambling - 0.4%	Ameristar Casinos, Inc.	6,400	97,472
	Bally Technologies, Inc. (a)	12,800	528,512
	Dover Downs Gaming & Entertainment, Inc.	3,605	13,627
	Isle of Capri Casinos, Inc. (a)	3,975	29,733
	Lakes Entertainment, Inc. (a)	5,300	13,303
	Monarch Casino & Resort, Inc. (a)	2,200	17,820
	Multimedia Games, Inc. (a)	7,300	43,873
	Pinnacle Entertainment, Inc. (a)	14,994	134,646
	Shuffle Master, Inc. (a)	13,500	111,240
	Youbet.com, Inc. (a)	6,900	19,803

			1,010,029

Cement - 0.0%	U.S. Concrete, Inc. (a)	8,400	7,644

Chemicals: Diversified - 1.2%	Aceto Corp.	6,200	31,930
	American Vanguard Corp.	4,733	39,284
	Arch Chemicals, Inc.	6,356	196,273
	Hawkins, Inc.	1,700	37,111
	Innophos Holdings, Inc.	4,290	98,627
	LSB Industries, Inc. (a)	4,300	60,630
	Landec Corp. (a)	7,000	43,680
	OM Group, Inc. (a)	7,200	226,008
	Olin Corp.	18,514	324,365
	Omnova Solutions, Inc. (a)	9,800	60,074
	PolyOne Corp. (a)	23,167	173,057
	Rockwood Holdings, Inc. (a)	12,200	287,432
	Schulman A, Inc.	5,106	103,039
	Sensient Technologies Corp.	11,857	311,839
	ShengdaTech, Inc. (a)	7,000	42,910
	Solutia, Inc. (a)	28,485	361,760
	W.R. Grace & Co. (a)	17,300	438,555
	Westlake Chemical Corp.	4,800	119,664

			2,956,238

Chemicals: Specialty - 0.5%	Balchem Corp.	4,600	154,146
	Calgon Carbon Corp. (a)	12,601	175,154
	ICO, Inc.	5,600	40,936
	Innospec, Inc.	5,900	59,531
	NewMarket Corp.	2,300	263,971
	Polypore International, Inc. (a)	6,000	71,400
	Quaker Chemical Corp.	2,700	55,728
	Stepan Co.	1,955	126,704

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zep, Inc.	5,380	$93,182

			1,040,752

Coal - 0.3%	Cloud Peak Energy, Inc. (a)	6,700	97,552
	International Coal Group, Inc. (a)	21,700	83,762
	James River Coal Co. (a)	6,200	114,886
	Patriot Coal Corp. (a)	17,500	270,550
	Westmoreland Coal Co. (a)	2,400	21,384

			588,134

Commercial Finance & Mortgage Companies - 0.1%	Financial Federal Corp.	6,500	178,750
	Medallion Financial Corp.	3,700	30,229
	NewStar Financial, Inc. (a)	6,000	23,520

			232,499

Commercial Services - 2.6%	ABM Industries, Inc.	11,370	234,904
	APAC Customer Services, Inc. (a)	6,900	41,124
	Administaff, Inc.	5,061	119,389
	The Advisory Board Co. (a)	3,900	119,574
	Barrett Business Services, Inc.	1,800	22,122
	CBIZ, Inc. (a)	10,953	84,338
	CDI Corp.	3,101	40,158
	CRA International, Inc. (a)	2,400	63,960
	CoStar Group, Inc. (a)	4,450	185,876
	Compass Diversified Holdings	5,800	74,008
	Cornell Cos., Inc. (a)	2,500	56,750
	Corporate Executive Board Co.	8,100	184,842
	Diamond Management & Technology Consultants, Inc.	5,500	40,535
	Dice Holdings, Inc. (a)	3,600	23,580
	DynCorp. International, Inc. (a)	6,100	87,535
	ExlService Holdings, Inc. (a)	3,800	69,008
	Forrester Research, Inc. (a)	3,281	85,142
	G&K Services, Inc., Class A	4,677	117,533
	GP Strategies Corp. (a)	3,600	27,108
	The Geo Group, Inc. (a)	12,100	264,748
	Global Sources Ltd. (a)	3,997	24,981
	The Hackett Group, Inc. (a)	9,600	26,688
	Healthcare Services Group, Inc.	10,537	226,124
	Heidrick & Struggles International, Inc.	3,758	117,400
	Huron Consulting Group, Inc. (a)	5,000	115,200
	ICF International, Inc. (a)	1,700	45,560
	ICT Group, Inc. (a)	2,100	34,293
	Innodata Corp. (a)	4,300	23,822
	Kelly Services, Inc., Class A	6,468	77,163
	Kforce, Inc. (a)	7,400	92,500
	Korn/Ferry International (a)	10,168	167,772
	Liquidity Services, Inc. (a)	3,600	36,252
	LoopNet, Inc. (a)	4,700	46,718
	MAXIMUS, Inc.	4,004	200,200
	MPS Group, Inc. (a)	22,805	313,341
	Mac-Gray Corp. (a)	3,100	31,930
	Navigant Consulting, Inc. (a)	12,323	183,120

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	On Assignment, Inc. (a)	8,900	$63,635
	Resources Connection, Inc. (a)	11,232	238,343
	Rollins, Inc.	10,953	211,174
	SYKES Enterprises, Inc. (a)	8,161	207,861
	Spherion Corp. (a)	12,929	72,661
	Standard Parking Corp. (a)	1,600	25,408
	Startek, Inc. (a)	3,300	24,684
	TeleTech Holdings, Inc. (a)	7,789	156,014
	TrueBlue, Inc. (a)	10,922	161,755
	Unifirst Corp.	3,500	168,385
	Volt Information Sciences, Inc. (a)	2,938	29,380
	Watson Wyatt Worldwide, Inc. (a)	9,915	471,161
	World Fuel Services Corp.	13,800	369,702

			5,905,461

Commercial Services: Rental & Leasing - 0.4%	Aircastle Ltd.	11,800	116,230
	CAI International, Inc. (a)	2,200	19,866
	Electro Rent Corp.	4,453	51,388
	H&E Equipment Services, Inc. (a)	6,600	69,234
	McGrath RentCorp	6,010	134,384
	Mobile Mini, Inc. (a)	9,142	128,811
	PHH Corp. (a)(b)	13,064	210,461
	RSC Holdings, Inc. (a)	11,800	83,072
	TAL International Group, Inc.	3,600	47,628
	United Rentals, Inc. (a)	15,000	147,150
	Willis Lease Finance Corp. (a)	1,500	22,500

			1,030,724

Commercial Vehicles & Parts - 0.2%	Force Protection, Inc. (a)	17,500	91,175
	Miller Industries, Inc. (a)	2,700	30,645
	Modine Manufacturing Co.	10,694	126,617
	Rush Enterprises, Inc., Class A (a)	8,200	97,498
	Spartan Motors, Inc.	8,100	45,603

			391,538

Communications Technology - 2.9%	3Com Corp. (a)	93,000	697,500
	AboveNet, Inc. (a)	3,000	195,120
	Acme Packet, Inc. (a)	10,100	111,100
	Adtran, Inc.	12,700	286,385
	Airvana, Inc. (a)	5,300	40,280
	Anaren, Inc. (a)	3,022	45,481
	Anixter International, Inc. (a)	6,872	323,671
	Aruba Networks, Inc. (a)	14,900	158,834
	Bel Fuse, Inc.	2,559	54,993
	BigBand Networks, Inc. (a)	8,200	28,208
	Black Box Corp.	4,088	115,854
	Comtech Telecommunications Corp. (a)	6,425	225,196
	Digi International, Inc. (a)	6,200	56,544
	DigitalGlobe, Inc. (a)	3,800	91,960
	EMS Technologies, Inc. (a)	3,800	55,100
	Echelon Corp. (a)(b)	8,413	97,254
	Emulex Corp. (a)	19,000	207,100
	Extreme Networks, Inc. (a)	22,300	64,001

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	GSI Technology, Inc. (a)	4,100	$18,368
	GeoEye, Inc. (a)	4,100	114,308
	Globecomm Systems, Inc. (a)	5,200	40,664
	Harmonic, Inc. (a)	23,996	151,895
	Harris Stratex Networks, Inc., Class A (a)	13,450	92,939
	Hughes Communications, Inc. (a)	2,100	54,663
	Infinera Corp. (a)	20,600	182,722
	InterDigital, Inc. (a)(b)	10,200	270,708
	Ixia (a)	7,229	53,784
	KVH Industries, Inc. (a)	2,700	39,825
	Loral Space & Communications Ltd. (a)	2,700	85,347
	NETGEAR, Inc. (a)	8,100	175,689
	Network Equipment Technologies, Inc. (a)	8,100	32,805
	Novatel Wireless, Inc. (a)	6,300	50,211
	Oplink Communications, Inc. (a)	4,402	72,149
	PC-Tel, Inc. (a)	4,800	28,416
	Plantronics, Inc.	12,099	314,332
	Polycom, Inc. (a)	19,600	489,412
	Power-One, Inc. (a)	19,200	83,520
	Riverbed Technology, Inc. (a)	13,000	298,610
	SeaChange International, Inc. (a)	7,500	49,275
	Shoretel, Inc. (a)	10,309	59,586
	Sonus Networks, Inc. (a)	51,600	108,876
	Switch and Data Facilities Co., Inc. (a)	5,000	101,050
	Sycamore Networks, Inc.	4,940	103,295
	Syniverse Holdings, Inc. (a)	16,600	290,168
	Tekelec (a)	15,200	232,256
	Viasat, Inc. (a)	6,301	200,246

			6,649,700

Computer Services Software & Systems - 6.7%	3PAR, Inc. (a)	6,700	79,395
	ACI Worldwide, Inc. (a)(c)	8,685	148,948
	AMICAS, Inc. (a)	8,100	44,064
	ActivIdentity Corp. (a)	12,900	30,315
	Actuate Corp. (a)	11,200	47,936
	Acxiom Corp. (a)	16,900	226,798
	American Reprographics Co. (a)	9,100	63,791
	American Software, Class A	5,700	34,200
	ArcSight, Inc. (a)	4,100	104,878
	Ariba, Inc. (a)	21,480	268,930
	Art Technology Group, Inc. (a)	31,700	142,967
	AsiaInfo Holdings, Inc. (a)	7,200	219,384
	Avid Technology, Inc. (a)	7,400	94,424
	Blackbaud, Inc.	10,926	258,181
	Blackboard, Inc. (a)	7,800	354,042
	Blue Coat Systems, Inc. (a)	9,600	273,984
	Bottomline Technologies, Inc. (a)	6,500	114,205
	CACI International, Inc., Class A (a)	6,900	337,065
	COMSYS IT Partners, Inc. (a)	3,600	32,004
	CSG Systems International, Inc. (a)	8,500	162,265
	Callidus Software, Inc. (a)	7,300	22,046

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	China Information Security Technology, Inc. (a)	6,700	$41,272
	China Transinfo Technology (a)	2,100	17,157
	Chordiant Software, Inc. (a)	7,540	20,735
	Ciber, Inc. (a)	18,202	62,797
	ComScore, Inc. (a)	5,600	98,280
	CommVault Systems, Inc. (a)	10,100	239,269
	Compellent Technologies, Inc. (a)	4,100	92,988
	Computer Task Group, Inc. (a)	4,300	34,443
	Concur Technologies, Inc. (a)	9,800	418,950
	DealerTrack Holdings, Inc. (a)	9,600	180,384
	Delrek, Inc. (a)	3,529	27,456
	DemandTec, Inc. (a)	5,000	43,850
	Digital River, Inc. (a)	8,800	237,512
	DivX, Inc. (a)	8,700	49,068
	Double-Take Software, Inc. (a)	4,300	42,957
	EarthLink, Inc.	23,900	198,609
	Ebix, Inc. (a)	1,600	78,128
	eLoyalty Corp. (a)	2,100	14,427
	Epicor Software Corp. (a)	11,200	85,344
	EPIQ Systems, Inc. (a)	7,817	109,360
	ePlus, Inc. (a)	800	13,208
	FalconStor Software, Inc. (a)	8,909	36,171
	Fortinet, Inc. (a)	2,400	42,168
	GSE Systems, Inc. (a)	4,300	23,564
	Gartner, Inc., Class A (a)	14,879	268,417
	i2 Technologies, Inc. (a)	3,800	72,656
	iGate Corp.	5,500	55,000
	Imergent, Inc.	1,600	9,712
	infoGROUP, Inc.	8,061	64,649
	Informatica Corp. (a)	20,800	537,888
	Infospace, Inc. (a)	8,700	74,559
	Integral Systems, Inc. (a)	3,182	27,556
	Interactive Intelligence, Inc. (a)	3,100	57,164
	Internap Network Services Corp. (a)	12,690	59,643
	Internet Brands, Inc., Class A (a)	7,300	57,159
	Internet Capital Group, Inc. (a)	9,200	61,180
	JDA Software Group, Inc. (a)	6,608	168,306
	Kenexa Corp. (a)	5,600	73,080
	Keynote Systems, Inc.	3,100	33,821
	Lawson Software, Inc. (a)	34,000	226,100
	Limelight Networks, Inc. (a)	7,100	27,903
	Lionbridge Technologies, Inc. (a)	16,100	37,030
	LivePerson, Inc. (a)	9,800	68,306
	LogMeIn, Inc. (a)	1,700	33,915
	Manhattan Associates, Inc. (a)	5,639	135,505
	Mantech International Corp., Class A (a)	5,100	246,228
	Mentor Graphics Corp. (a)	23,600	208,388
	Mercury Computer Systems, Inc. (a)	5,756	63,374
	MicroStrategy, Inc., Class A (a)	2,000	188,040
	Moduslink Global Solutions, Inc. (a)	11,480	108,027

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Monotype Imaging Holdings, Inc. (a)	5,900	$53,277
	NCI, Inc., Class A (a)	1,200	33,180
	NIC, Inc.	13,100	119,734
	Ness Technologies, Inc. (a)	9,700	47,530
	NetScout Systems, Inc. (a)	5,800	84,912
	NetSuite, Inc. (a)	4,000	63,920
	OpenTable, Inc. (a)	700	17,822
	Openwave Systems, Inc. (a)	22,100	50,388
	Opnet Technologies, Inc.	3,022	36,838
	PAR Technology Corp. (a)	2,000	11,560
	PROS Holdings, Inc. (a)	4,500	46,575
	Parametric Technology Corp. (a)	28,160	460,134
	Pegasystems, Inc.	3,400	115,600
	Perficient, Inc. (a)	7,200	60,696
	Pervasive Software Inc. (a)	3,500	16,870
	Phoenix Technologies Ltd. (a)	7,300	20,075
	Progress Software Corp. (a)	10,008	292,334
	QAD, Inc.	2,900	17,719
	Quest Software, Inc. (a)	14,300	263,120
	Rackspace Hosting, Inc. (a)	16,200	337,770
	Radiant Systems, Inc. (a)	6,900	71,760
	RealNetworks, Inc. (a)	21,100	78,281
	RightNow Technologies, Inc. (a)	5,200	90,324
	SAVVIS, Inc. (a)	9,180	128,979
	SRA International, Inc., Class A (a)	10,400	198,640
	SYNNEX Corp. (a)	4,200	128,772
	Saba Software, Inc. (a)	5,600	23,184
	Sapient Corp. (a)	21,492	177,739
	Smith Micro Software, Inc. (a)	6,700	61,238
	SolarWinds, Inc. (a)	2,900	66,729
	Solera Holdings, Inc.	16,900	608,569
	SonicWALL, Inc. (a)	13,441	102,286
	Sourcefire, Inc. (a)	5,585	149,399
	Stanley, Inc. (a)	3,000	82,230
	SuccessFactors, Inc. (a)	10,700	177,406
	Support.com, Inc. (a)	11,600	30,624
	Synchronoss Technologies, Inc. (a)	5,000	79,050
	Syntel, Inc.	3,183	121,049
	TIBCO Software, Inc. (a)	40,700	391,941
	TNS, Inc. (a)	6,100	156,709
	Taleo Corp., Class A (a)	9,000	211,680
	TechTarget, Inc. (a)	2,900	16,327
	TeleCommunication Systems, Inc., Class A (a)	9,400	90,992
	Terremark Worldwide, Inc. (a)	13,460	92,066
	Tier Technologies, Inc., Class B (a)	4,100	32,800
	Tyler Technologies, Inc. (a)	7,500	149,325
	Ultimate Software Group, Inc. (a)	6,100	179,157
	Unica Corp. (a)	3,100	24,025
	Unisys Corp. (a)	10,010	385,986
	United Online, Inc.	20,628	148,315

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	VASCO Data Security International, Inc. (a)	6,700	$42,009
	VeriFone Holdings, Inc. (a)	17,800	291,564
	Virtusa Corp. (a)	3,000	27,180
	Web.Com Group, Inc. (a)	7,000	45,710
	Websense, Inc. (a)	11,102	193,841
	Zix Corp. (a)	14,600	24,966

			15,262,431

Computer Technology - 0.9%	Adaptec, Inc. (a)	26,000	87,100
	Cray, Inc. (a)	8,300	53,286
	Dynamics Research Corp. (a)	2,000	21,220
	Imation Corp.	6,100	53,192
	Immersion Corp. (a)	7,000	31,990
	Insight Enterprises, Inc. (a)	11,598	132,449
	Intermec, Inc. (a)	15,509	199,446
	Isilon Systems, Inc. (a)	6,100	41,846
	Netezza Corp. (a)	12,100	117,370
	PC Connection, Inc. (a)	2,100	14,175
	PC Mall, Inc. (a)	2,800	14,616
	Palm, Inc. (a)(b)	38,988	391,440
	Quantum Corp. (a)	48,600	142,398
	Radisys Corp. (a)	5,842	55,791
	Rimage Corp. (a)	2,300	39,882
	STEC, Inc. (a)(b)	5,400	88,236
	Safeguard Scientifics, Inc. (a)	4,533	46,735
	Silicon Graphics International Corp. (a)	7,400	51,874
	Stratasys, Inc. (a)	5,100	88,128
	Super Micro Computer, Inc. (a)	5,300	58,936
	Synaptics, Inc. (a)(b)	7,900	242,135

			1,972,245

Construction - 0.6%	EMCOR Group, Inc. (a)	16,172	435,027
	Granite Construction, Inc.	7,837	263,793
	Great Lakes Dredge & Dock Corp.	9,200	59,616
	Insituform Technologies, Inc., Class A (a)	9,738	221,247
	Orion Marine Group, Inc. (a)	6,300	132,678
	Primoris Services Corp.	1,800	14,346
	Sterling Construction Co., Inc. (a)	3,600	69,048
	Tutor Perini Corp. (a)	6,300	113,904

			1,309,659

Consumer Electronics - 0.2%	Audiovox Corp., Class A (a)	4,285	30,381
	Ipass, Inc.	11,400	11,856
	TiVo, Inc. (a)	25,494	259,529
	Universal Electronics, Inc. (a)	2,986	69,335

			371,101

Consumer Lending - 0.7%	Advance America, Cash Advance Centers, Inc.	10,600	58,936
	Asset Acceptance Capital Corp. (a)	3,700	25,086
	Cash America International, Inc.	6,919	241,888
	Credit Acceptance Corp. (a)(b)	1,562	65,760
	Dollar Financial Corp. (a)	6,000	141,960
	Encore Capital Group, Inc. (a)	3,300	57,420
	Ezcorp, Inc. (a)	11,000	189,310

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	First Cash Financial Services, Inc. (a)	5,000	$110,950
	The First Marblehead Corp. (a)	15,500	33,015
	MGIC Investment Corp. (a)(b)	28,600	165,308
	MoneyGram International, Inc. (a)	19,400	55,872
	Nelnet, Inc., Class A	4,700	80,981
	Portfolio Recovery Associates, Inc. (a)(b)	3,900	175,032
	QC Holdings, Inc.	1,400	6,734
	Tree.com, Inc. (a)	1,400	12,810
	World Acceptance Corp. (a)(b)	3,700	132,571

			1,553,633

Consumer Services: Miscellaneous - 0.7%	Ancestry.com, Inc. (a)	1,200	16,812
	Coinstar, Inc. (a)	6,892	191,460
	Core-Mark Holdings Co., Inc. (a)	2,300	75,808
	Jackson Hewitt Tax Service, Inc.	5,500	24,200
	The Knot, Inc. (a)	7,400	74,518
	Mercadolibre, Inc. (a)	6,300	326,781
	Move, Inc. (a)	40,000	66,400
	Nutrisystem, Inc. (b)	7,100	221,307
	Pre-Paid Legal Services, Inc. (a)	1,760	72,301
	Sotheby’s Holdings, Inc., Class A (b)	16,236	364,985
	Steiner Leisure Ltd. (a)	3,700	147,112

			1,581,684

Containers & Packaging - 0.5%	AEP Industries, Inc. (a)	1,300	49,764
	Bway Holding Co. (a)	1,900	36,518
	Graphic Packaging Holding Co. (a)	26,300	91,261
	Myers Industries, Inc.	7,852	71,453
	Rock-Tenn Co., Class A	9,180	462,764
	Silgan Holdings, Inc.	6,200	358,856

			1,070,616

Cosmetics - 0.2%	Bare Escentuals, Inc. (a)	16,500	201,795
	Elizabeth Arden, Inc. (a)	6,093	87,983
	Inter Parfums, Inc.	3,550	43,203
	Revlon, Inc., Class A (a)	4,500	76,545

			409,526

Diversified Financial Services - 0.5%	American Physicians Service Group, Inc.	1,500	34,605
	Broadpoint Gleacher Securities, Inc. (a)	11,800	52,628
	Cheviot Financial Corp.	500	3,695
	Duff & Phelps Corp.	4,200	76,692
	Evercore Partners, Inc., Class A	3,200	97,280
	FBR Capital Markets Corp. (a)	3,600	22,248
	First California Financial Group (a)	1,100	3,014
	Main Street Capital Corp.	1,600	25,792
	Piper Jaffray Cos. (a)	4,500	227,745
	Rewards Network, Inc.	1,833	23,169
	Sanders Morris Harris Group, Inc.	4,500	24,750
	Stifel Financial Corp. (a)	7,149	423,507
	Thomas Weisel Partners Group, Inc. (a)	5,000	18,900
	Triangle Capital Corp.	2,100	25,389

			1,059,414

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Diversified Manufacturing Operations - 0.2%	A.M. Castle & Co.	4,100	$56,129
	Barnes Group, Inc.	11,714	197,967
	Federal Signal Corp.	12,159	73,197
	Raven Industries, Inc.	4,000	127,080
	Standex International Corp.	3,031	60,893
	Trimas Corp. (a)	3,700	25,049

			540,315

Diversified Materials & Processing - 0.8%	Belden, Inc.	11,561	253,417
	Cabot Microelectronics Corp. (a)	5,800	191,168
	Clarcor, Inc.	12,610	409,068
	Encore Wire Corp. (b)	4,450	93,761
	Fushi Copperweld, Inc. (a)	3,800	38,456
	Harbinger Group, Inc. (a)	2,100	14,742
	Hexcel Corp. (a)	23,962	311,027
	Insteel Industries, Inc.	4,400	57,200
	Koppers Holdings, Inc.	5,000	152,200
	NL Industries, Inc.	1,734	12,034
	Rogers Corp. (a)	4,055	122,907
	Symyx Technologies, Inc. (a)	8,479	46,635
	Tredegar Corp.	7,245	114,616
	Uranium Energy Corp. (a)	12,500	47,250

			1,864,481

Diversified Media - 0.1%	Belo Corp., Class A	22,100	120,224
	EW Scripps Co. (a)	6,200	43,152
	Playboy Enterprises, Inc., Class B (a)	5,507	17,622

			180,998

Diversified Retail - 0.6%	99 Cents Only Stores (a)	11,500	150,305
	Dillard’s, Inc., Class A	11,800	217,710
	Fred’s, Inc.	8,535	87,057
	GSI Commerce, Inc. (a)	6,900	175,191
	Gaiam, Inc. (a)	4,467	34,351
	HSN, Inc. (a)	9,800	197,862
	Lumber Liquidators, Inc. (a)	3,200	85,760
	Overstock.com, Inc. (a)	3,900	52,884
	PriceSmart, Inc.	4,200	85,848
	Saks, Inc. (a)(b)	29,600	194,176
	Tuesday Morning Corp. (a)	7,490	19,324

			1,300,468

Drug & Grocery Store Chains - 0.7%	Arden Group, Inc., Class A	232	22,184
	Casey’s General Stores, Inc.	12,107	386,455
	drugstore.com, Inc. (a)	21,500	66,435
	The Great Atlantic & Pacific Tea Co., Inc. (a)	8,427	99,354
	Ingles Markets, Inc., Class A	3,164	47,871
	Nash Finch Co.	3,277	121,544
	The Pantry, Inc. (a)	4,600	62,514
	PetMed Express, Inc. (b)	5,500	96,965
	Ruddick Corp.	9,869	253,929
	Spartan Stores, Inc.	5,500	78,595
	Susser Holdings Corp. (a)	1,900	16,321
	Village Super Market, Inc., Class A	1,600	43,712

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Weis Markets, Inc.	2,700	$98,172
	Winn-Dixie Stores, Inc. (a)	13,800	138,552

			1,532,603

Education Services - 0.6%	Ambassadors Group, Inc.	4,700	62,463
	American Public Education, Inc. (a)	4,000	137,440
	Archipelago Learning, Inc. (a)	1,300	26,910
	Bridgepoint Education, Inc. (a)	3,600	54,072
	Capella Education Co. (a)	3,300	248,490
	Chinacast Education Corp. (a)	7,800	58,968
	Corinthian Colleges, Inc. (a)(b)	18,400	253,368
	Franklin Covey Co. (a)	3,700	23,310
	Grand Canyon Education, Inc. (a)	3,800	72,238
	K12, Inc. (a)	5,300	107,431
	Learning Tree International, Inc. (a)	2,100	25,074
	Lincoln Educational Services Corp. (a)	1,800	39,006
	Nobel Learning Communities, Inc. (a)	1,400	10,626
	The Princeton Review, Inc. (a)	3,600	14,616
	Renaissance Learning, Inc.	1,249	14,189
	Rosetta Stone, Inc. (a)	1,700	30,515
	School Specialty, Inc. (a)	4,654	108,857
	Universal Technical Institute, Inc. (a)	5,300	107,060

			1,394,633

Electronic Components - 0.5%	3D Systems Corp. (a)	4,400	49,720
	Acacia Research - Acacia Technologies (a)	7,700	70,147
	Checkpoint Systems, Inc. (a)	9,823	149,801
	Cogent, Inc. (a)	9,000	93,510
	DDi Corp. (a)	4,300	21,027
	Methode Electronics, Inc.	9,480	82,286
	Microvision, Inc. (a)(b)	18,900	59,913
	Multi-Fineline Electronix, Inc. (a)	2,400	68,088
	NVE Corp. (a)	1,000	41,310
	Park Electrochemical Corp.	5,149	142,318
	ScanSource, Inc. (a)	6,500	173,550
	Smart Modular Technologies WWH, Inc. (a)	9,200	57,868
	TTM Technologies, Inc. (a)	10,800	124,524
	Technitrol, Inc.	10,361	45,381
	Universal Display Corp. (a)(b)	7,107	87,843

			1,267,286

Electronic Entertainment - 0.2%	DTS, Inc. (a)	3,800	129,998
	Memsic, Inc. (a)	4,800	15,744
	THQ, Inc. (a)(b)	15,537	78,306
	Take-Two Interactive Software, Inc. (a)(b)	18,000	180,900

			404,948

Electronics - 0.5%	Agilysys, Inc.	3,163	28,783
	American Science & Engineering, Inc.	2,000	151,680
	CPI International, Inc. (a)	1,800	23,832
	Coherent, Inc. (a)	5,300	157,569
	Daktronics, Inc. (b)	8,398	77,346
	II-VI, Inc. (a)	6,220	197,796
	IPG Photonics Corp. (a)	5,600	93,744

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	iRobot Corp. (a)	4,700	$82,720
	Newport Corp. (a)	9,035	83,032
	Rofin-Sinar Technologies, Inc. (a)	7,300	172,353
	SRS Labs Inc. (a)	2,600	19,058
	Spectrum Control, Inc. (a)	2,900	27,463

			1,115,376

Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)	3,600	19,080
	Energy Conversion Devices, Inc. (a)(b)	10,564	111,661
	Evergreen Solar, Inc. (a)(b)	48,300	72,933
	FuelCell Energy, Inc. (a)	16,926	63,642
	GT Solar International, Inc. (a)(b)	7,400	41,144
	PowerSecure International, Inc. (a)	4,300	31,003
	Raser Technologies, Inc. (a)(b)	12,700	15,748
	STR Holdings, Inc. (a)	2,300	36,133

			391,344

Engineering & Contracting Services - 0.5%	Argan, Inc. (a)	2,100	30,219
	Dycom Industries, Inc. (a)	9,902	79,513
	ENGlobal Corp. (a)	4,100	12,833
	Exponent, Inc. (a)	3,404	94,767
	Furmamite Corp. (a)	9,000	34,290
	Hill International, Inc. (a)	6,200	38,688
	Integrated Electrical Services, Inc. (a)	1,800	10,530
	Layne Christensen Co. (a)	4,900	140,679
	MYR Group, Inc. (a)	3,700	66,896
	Michael Baker Corp. (a)	1,900	78,660
	Mistras Group, Inc. (a)	1,800	27,108
	Tetra Tech, Inc. (a)	14,331	389,373
	VSE Corp.	1,000	45,080

			1,048,636

Entertainment - 0.3%	Ascent Media Corp., Class A (a)	3,500	89,355
	CKX, Inc. (a)	14,900	78,523
	Carmike Cinemas, Inc. (a)	2,500	18,900
	Cinemark Holdings, Inc.	8,400	120,708
	Live Nation, Inc. (a)	20,600	175,306
	LodgeNet Interactive Corp. (a)	4,700	25,991
	Reading International, Inc., Class A (a)	5,000	20,250
	Rentrak Corp. (a)	2,200	38,874
	World Wrestling Entertainment, Inc.	4,496	68,924

			636,831

Financial Data & Systems - 1.1%	Advent Software, Inc. (a)	4,000	162,920
	Cardtronics, Inc. (a)	3,200	35,424
	Cass Information Systems, Inc.	2,115	64,296
	CompuCredit Holdings Corp. (b)	4,089	13,616
	CyberSource Corp. (a)	16,764	337,124
	Euronet Worldwide, Inc. (a)(b)	12,050	264,497
	Fair Isaac Corp.	11,200	238,672
	Global Cash Access, Inc. (a)	9,900	74,151
	Heartland Payment Systems, Inc.	9,700	127,361
	Information Services Group, Inc. (a)	5,500	17,435
	Jack Henry & Associates, Inc.	20,100	464,712

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Net 1 UEPS Technologies, Inc. (a)	7,600	$147,592
	Online Resources Corp. (a)	6,400	33,664
	RiskMetrics Group, Inc. (a)	5,300	84,323
	S1 Corp. (a)	13,222	86,207
	Value Line, Inc.	100	2,511
	Wright Express Corp. (a)	9,500	302,670

			2,457,175

Foods - 1.2%	American Dairy, Inc. (a)(b)	2,100	45,528
	American Italian Pasta Co., Class A (a)	4,700	163,513
	B&G Foods, Inc., Class A	6,100	55,998
	China Biotics, Inc. (a)	1,800	27,846
	Chiquita Brands International, Inc. (a)	11,100	200,244
	Diamond Foods, Inc.	4,000	142,160
	Dole Food Co., Inc. (a)	7,600	94,316
	Hain Celestial Group, Inc. (a)	9,057	154,060
	J&J Snack Foods Corp.	3,500	139,860
	Lancaster Colony Corp.	4,499	223,600
	Lance, Inc.	7,100	186,730
	Lifeway Foods, Inc. (a)	1,000	11,880
	Medifast, Inc. (a)	2,900	88,682
	Nutraceutical International Corp. (a)	2,500	30,925
	Omega Protein Corp. (a)	4,700	20,492
	Overhill Farms, Inc. (a)	4,500	21,870
	Schiff Nutrition International, Inc.	1,500	11,730
	Seneca Foods Corp. (a)	2,000	47,740
	Smart Balance, Inc. (a)	15,700	94,200
	Synutra International, Inc. (a)(b)	4,800	64,848
	Tootsie Roll Industries, Inc. (b)	6,157	168,579
	TreeHouse Foods, Inc. (a)	7,300	283,678
	United Natural Foods, Inc. (a)	10,680	285,583
	Zhongpin, Inc. (a)	5,300	82,733

			2,646,795

Forest Products - 0.1%	Deltic Timber Corp.	2,709	125,102
	Universal Forest Products, Inc.	4,634	170,578

			295,680

Forms & Bulk Printing Services - 0.3%	Bowne & Co., Inc.	8,503	56,800
	Consolidated Graphics, Inc. (a)	2,400	84,048
	Deluxe Corp.	12,800	189,312
	Ennis, Inc.	6,400	107,456
	Innerworkings, Inc. (a)	5,700	33,630
	M&F Worldwide Corp. (a)	2,800	110,600
	Multi-Color Corp.	2,450	29,915
	Schawk, Inc.	3,800	51,680
	The Standard Register Co.	4,145	21,140

			684,581

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp., Class A	7,373	261,225
	Stewart Enterprises, Inc., Class A	20,524	105,699

			366,924

Gas Pipeline - 0.0%	Crosstex Energy, Inc.	9,200	55,660

Glass - 0.0%	Apogee Enterprises, Inc. (b)	7,100	99,400

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Gold - 0.2%	Allied Nevada Gold Corp. (a)(b)	12,700	$191,516
	Coeur d’Alene Mines Corp. (a)	17,570	317,314
	US Gold Corp. (a)	21,200	52,576

			561,406

Health Care Facilities - 0.6%	Amsurg Corp. (a)	7,700	169,554
	Assisted Living Concepts, Inc. (a)	2,440	64,343
	Capital Senior Living Corp. (a)	5,300	26,606
	Emeritus Corp. (a)	5,000	93,750
	The Ensign Group, Inc.	2,531	38,901
	Hanger Orthopedic Group, Inc. (a)	6,100	84,363
	Kindred Healthcare, Inc. (a)	8,790	162,263
	LCA-Vision, Inc. (a)	4,900	25,088
	MedCath Corp. (a)	3,700	29,267
	National Healthcare Corp.	1,900	68,609
	Psychiatric Solutions, Inc. (a)	13,000	274,820
	Select Medical Holdings Corp. (a)	7,100	75,402
	Skilled Healthcare Group, Inc., Class A (a)	3,600	26,820
	Sun Healthcare Group, Inc. (a)	10,900	99,953
	Sunrise Senior Living, Inc. (a)	11,174	35,980
	US Physical Therapy, Inc. (a)	3,000	50,790

			1,326,509

Health Care Management Services - 1.0%	AMERIGROUP Corp. (a)	12,200	328,912
	American Caresource Holdings, Inc. (a)	2,500	6,000
	American Dental Partners, Inc. (a)	3,200	41,280
	Bioscript, Inc. (a)	10,200	85,272
	Catalyst Health Solutions, Inc. (a)	8,900	324,583
	Centene Corp. (a)	9,800	207,466
	Computer Programs & Systems, Inc.	2,100	96,705
	Contiucare Corp. (a)	6,500	28,405
	HealthSpring, Inc. (a)	12,200	214,842
	Magellan Health Services, Inc. (a)	8,400	342,132
	MedQuist Inc.	1,900	12,711
	Metropolitan Health Networks, Inc. (a)	11,600	23,084
	Molina Healthcare, Inc. (a)	3,200	73,184
	National Research Corp.	300	6,210
	Transcend Services, Inc. (a)	1,500	32,040
	Triple-S Management Corp. (a)	5,300	93,280
	Universal American Financial Corp. (a)	6,400	74,880
	WellCare Health Plans, Inc. (a)	10,300	378,628

			2,369,614

Health Care Services - 2.0%	AMN Healthcare Services, Inc. (a)	8,405	76,149
	Air Methods Corp. (a)	2,400	80,688
	Alliance Healthcare Services, Inc. (a)	5,800	33,118
	Allied Healthcare International, Inc. (a)	12,700	36,957
	Almost Family, Inc. (a)	1,700	67,201
	Amedisys, Inc. (a)(b)	6,366	309,133
	athenahealth, Inc. (a)	8,200	370,968
	CardioNet, Inc. (a)	4,500	26,730
	Chemed Corp.	5,472	262,492
	Chindex International, Inc. (a)	3,300	46,629

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Corvel Corp. (a)	1,885	$63,223
	Cross Country Healthcare, Inc. (a)	7,700	76,307
	Eclipsys Corp. (a)	14,031	259,854
	Emergency Medical Services Corp. (a)	6,700	362,805
	Gentiva Health Services, Inc. (a)	6,912	186,693
	HMS Holdings Corp. (a)	5,900	287,271
	Health Grades, Inc. (a)	5,500	23,595
	HealthSouth Corp. (a)	22,000	412,940
	Healthways, Inc. (a)	8,600	157,724
	IPC The Hospitalist Co., Inc. (a)	4,000	133,000
	LHC Group, Inc. (a)	3,400	114,274
	MWI Veterinary Supply, Inc. (a)	2,800	105,560
	Medidata Solutions, Inc. (a)	1,600	24,960
	NovaMed Eyecare, Inc. (a)(b)	4,400	17,072
	Odyssey HealthCare, Inc. (a)	8,200	127,756
	Omnicell, Inc. (a)	7,900	92,351
	PharMerica Corp. (a)	7,569	120,196
	Phase Forward, Inc. (a)	10,900	167,315
	Quality Systems, Inc.	5,500	345,345
	RehabCare Group, Inc. (a)	5,595	170,256
	Res-Care, Inc. (a)	6,400	71,680
	Virtual Radiologic Corp. (a)	1,600	20,416

			4,650,658

Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	9,800	207,858
	The Providence Service Corp. (a)	3,000	47,400

			255,258

Home Building - 0.3%	Beazer Homes USA, Inc. (a)(b)	8,300	40,172
	Brookfield Homes Corp. (a)(b)	2,451	19,608
	Hovnanian Enterprises, Inc., Class A (a)(b)	11,600	44,544
	M/I Homes, Inc. (a)	4,100	42,599
	Meritage Homes Corp. (a)	7,800	150,774
	Ryland Group, Inc.	9,800	193,060
	Standard-Pacific Corp. (a)	25,200	94,248

			585,005

Hotel/Motel - 0.2%	Gaylord Entertainment Co. (a)(b)	9,155	180,811
	Marcus Corp.	4,979	63,831
	Morgans Hotel Group Co. (a)	5,800	26,274
	Orient Express Hotels Ltd., Class A (b)	18,900	191,646
	Red Lion Hotels Corp. (a)	4,000	19,760

			482,322

Household Appliances - 0.0%	National Presto Industries, Inc.	1,050	114,692

Household Equipment & Products - 0.6%	American Greetings Corp., Class A	9,300	202,647
	Blyth, Inc.	1,525	51,423
	CSS Industries, Inc.	1,891	36,761
	Central Garden & Pet Co., Class A (a)	15,534	154,408
	Helen of Troy Ltd. (a)	7,300	178,558
	Nivs Intellimedia Technology (a)	1,400	3,612
	Tupperware Corp.	15,174	706,653

			1,334,062

Household Furnishings - 0.4%	American Woodmark Corp.	2,600	51,168

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ethan Allen Interiors, Inc. (b)	5,200	$69,784
	Furniture Brands International, Inc. (a)	10,400	56,784
	Hooker Furniture Corp.	2,500	30,925
	Kirkland’s, Inc. (a)	2,600	45,162
	La-Z-Boy, Inc. (b)	12,900	122,937
	Sealy Corp. (a)(b)	10,900	34,444
	Stanley Furniture Co., Inc.	2,400	24,360
	Tempur-Pedic International, Inc. (a)	17,900	422,977

			858,541

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	13,500	100,440
	Citizens, Inc. (a)	7,800	50,934
	Conseco, Inc. (a)	46,900	234,500
	Delphi Financial Group, Inc., Class A	10,905	243,945
	FBL Financial Group, Inc., Class A	3,225	59,727
	Independence Holding Co.	740	4,292
	Kansas City Life Insurance Co.	1,042	30,999
	Life Partners Holdings, Inc. (b)	1,400	29,666
	National Western Life Insurance Co., Class A	556	96,533
	The Phoenix Cos., Inc. (a)	28,900	80,342
	Presidential Life Corp.	5,193	47,516

			978,894

Insurance: Multi-Line - 0.9%	AMBAC Financial Group, Inc. (a)(b)	66,900	55,527
	Assured Guaranty Ltd.	29,200	635,392
	Crawford & Co., Class B (a)	5,909	23,281
	Eastern Insurance Holdings, Inc.	2,200	18,964
	eHealth, Inc. (a)	6,200	101,866
	Flagstone Reinsurance Holdings Ltd.	10,300	112,682
	Horace Mann Educators Corp.	9,968	124,600
	Maiden Holdings Ltd.	12,200	89,304
	Max Capital Group Ltd.	11,200	249,760
	Pico Holdings, Inc. (a)	5,297	173,371
	Platinum Underwriters Holdings Ltd.	11,900	455,651
	Primus Guaranty Ltd. (a)	6,000	18,300

			2,058,698

Insurance: Property-Casualty - 1.9%	American Physicians Capital, Inc.	1,674	50,756
	American Safety Insurance Holdings Ltd. (a)	2,100	30,345
	Amerisafe, Inc. (a)	4,300	77,271
	AmTrust Financial Services, Inc.	5,500	65,010
	Argo Group International Holdings Ltd. (a)	7,479	217,938
	Baldwin & Lyons, Inc., Class B	2,032	50,008
	CNA Surety Corp. (a)	4,086	60,841
	Donegal Group, Inc., Class A	2,744	42,642
	EMC Insurance Group, Inc.	1,300	27,963
	Employers Holdings, Inc.	11,380	174,569
	Enstar Group Ltd. (a)	1,600	116,832
	FPIC Insurance Group, Inc. (a)	1,400	54,068
	First Acceptance Corp. (a)	3,877	7,560
	First Mercury Financial Corp.	3,600	49,356
	Greenlight Capital Re Ltd. (a)	7,000	164,990
	Hallmark Financial Services, Inc. (a)	2,100	16,716

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Harleysville Group, Inc.	3,462	$110,057
	Hilltop Holdings, Inc. (a)	9,572	111,418
	Infinity Property & Casualty Corp.	3,400	138,176
	Meadowbrook Insurance Group, Inc.	14,952	110,645
	Mercer Insurance Group, Inc.	1,300	23,621
	Montpelier Re Holdings Ltd.	21,000	363,720
	NYMAGIC, Inc.	1,100	18,249
	National Interstate Corp.	1,600	27,136
	Navigators Group, Inc. (a)	3,100	146,041
	PMA Capital Corp., Class A (a)	7,806	49,178
	The PMI Group, Inc.	15,600	39,312
	ProAssurance Corp. (a)	8,023	430,915
	RLI Corp.	4,564	243,033
	Radian Group, Inc.	18,500	135,235
	Safety Insurance Group, Inc.	2,900	105,067
	SeaBright Insurance Holdings, Inc. (a)	4,200	48,258
	Selective Insurance Group, Inc.	13,208	217,272
	State Auto Financial Corp.	3,512	64,972
	Stewart Information Services Corp.	4,022	45,368
	Tower Group, Inc.	10,786	252,500
	United America Indemnity, Ltd. (a)	8,741	69,229
	United Fire & Casualty Co.	5,500	100,265
	Universal Insurance Holdings, Inc.	3,000	17,610
	Zenith National Insurance Corp.	8,855	263,525

			4,337,667

Leisure Time - 0.6%	Bluegreen Corp. (a)	3,500	8,470
	Callaway Golf Co.	14,100	106,314
	Churchill Downs, Inc.	2,332	87,100
	Great Wolf Resorts, Inc. (a)	6,700	15,879
	Interval Leisure Group, Inc. (a)	9,700	120,959
	Life Time Fitness, Inc. (a)(b)	10,000	249,300
	Orbitz Worldwide, Inc. (a)	8,400	61,656
	Pool Corp. (b)	11,600	221,328
	Smith & Wesson Holding Corp. (a)	12,300	50,307
	Speedway Motorsports, Inc.	3,255	57,353
	Sport Supply Group, Inc.	2,100	26,439
	Steinway Musical Instruments, Inc. (a)	1,700	27,047
	Sturm Ruger & Co., Inc. (b)	3,600	34,920
	Town Sports International Holdings, Inc. (a)	4,900	11,417
	Universal Travel Group (a)	2,400	24,336
	Vail Resorts, Inc. (a)(b)	7,156	270,497
	West Marine, Inc. (a)	4,100	33,046

			1,406,368

Luxury Items - 0.2%	Fossil, Inc. (a)	11,600	389,296
	Fuqi International, Inc. (a)(b)	2,700	48,465
	Movado Group, Inc.	4,000	38,880

			476,641

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,600	27,440
	Lindsay Manufacturing Co. (b)	2,713	108,113
	Titan International, Inc. (b)	7,849	63,655

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Titan Machinery, Inc. (a)	2,300	$26,542

			225,750

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	4,517	121,688
	NACCO Industries, Inc., Class A	1,387	69,073

			190,761

Machinery: Engines - 0.1%	Briggs & Stratton Corp. (b)	11,300	211,423
	Harbin Electric, Inc. (a)	3,300	67,782

			279,205

Machinery: Industrial - 1.2%	Actuant Corp., Class A	16,300	302,039
	Altra Holdings, Inc. (a)	6,700	82,745
	Applied Industrial Technologies, Inc.	10,690	235,928
	Chart Industries, Inc. (a)	6,700	110,885
	Colfax Corp. (a)	6,000	72,240
	Columbus McKinnon Corp. (a)	4,736	64,694
	DXP Enterprises, Inc. (a)	1,900	24,833
	EnPro Industries, Inc. (a)	5,000	132,050
	Flow International Corp. (a)	9,400	28,952
	Graham Corp.	2,400	49,680
	John Bean Technologies Corp.	7,100	120,771
	Kadant, Inc. (a)	3,170	50,593
	MTS Systems Corp.	4,300	123,582
	Middleby Corp. (a)	4,017	196,913
	Nordson Corp.	8,210	502,288
	Sauer-Danfoss, Inc.	2,773	33,304
	Tecumseh Products Co., Class A (a)	4,428	51,763
	Tennant Co.	4,674	122,412
	Twin Disc, Inc.	2,100	21,924
	Woodward Governor Co.	14,858	382,891

			2,710,487

Machinery: Specialty - 0.1%	Albany International Corp., Class A	6,874	154,390
	Cascade Corp.	2,300	63,227
	Duoyuan Printing, Inc. (a)	1,100	8,855
	Hurco Companies, Inc. (a)	1,600	23,680
	K-Tron International, Inc. (a)	600	65,244

			315,396

Manufactured Housing - 0.0%	Cavco Industries, Inc. (a)	1,600	57,472
	Skyline Corp.	1,701	31,298

			88,770

Medical & Dental Instruments & Supplies - 2.7%	AGA Medical Holdings, Inc. (a)	2,700	39,879
	ATS Medical, Inc. (a)	12,900	41,667
	Abiomed, Inc. (a)	7,700	67,298
	Align Technology, Inc. (a)	14,500	258,390
	Alphatec Holdings, Inc. (a)	6,700	35,778
	American Medical Systems Holdings, Inc. (a)	18,300	353,007
	AngioDynamics, Inc. (a)	6,100	98,088
	Atrion Corp.	300	46,716
	Bovie Medical Corp. (a)	4,700	36,707
	CONMED Corp. (a)	7,228	164,798
	Cantel Medical Corp.	2,500	50,450
	Cardiovascular Systems, Inc. (a)	2,700	12,393

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Conceptus, Inc. (a)	7,600	$142,576
	CryoLife, Inc. (a)	6,100	39,162
	Cutera, Inc. (a)	3,100	26,381
	Delcath Systems, Inc. (a)	6,400	32,896
	Endologix, Inc. (a)	12,000	63,360
	ev3, Inc. (a)	17,732	236,545
	Exactech, Inc. (a)	1,900	32,889
	Hansen Medical, Inc. (a)	5,500	16,665
	Heartware International, Inc. (a)	1,200	42,564
	Home Diagnostics, Inc. (a)	2,600	15,860
	ICU Medical, Inc. (a)	2,750	100,210
	Immucor, Inc. (a)	17,143	346,974
	Insulet Corp. (a)	7,900	112,812
	Integra LifeSciences Holdings Corp. (a)	4,600	169,188
	Invacare Corp.	6,922	172,635
	Landauer, Inc.	2,278	139,869
	MAKO Surgical Corp. (a)	3,600	39,960
	Matrixx Initiatives, Inc. (a)	600	2,532
	Medical Action Industries, Inc. (a)	3,550	57,013
	Meridian Bioscience, Inc.	10,200	219,810
	Merit Medical Systems, Inc. (a)	6,810	131,365
	Micrus Endovascular Corp. (a)	3,900	58,539
	Neogen Corp. (a)	5,150	121,592
	NuVasive, Inc. (a)	8,400	268,632
	OraSure Technologies, Inc. (a)	11,559	58,720
	Orthofix International NV (a)	4,300	133,171
	Orthovita, Inc. (a)	15,800	55,458
	Owens & Minor, Inc.	9,698	416,335
	PSS World Medical, Inc. (a)	13,673	308,600
	Quidel Corp. (a)	6,300	86,814
	Rochester Medical Corp. (a)	2,300	25,599
	Rockwell Medical Technologies, Inc. (a)	3,300	25,377
	Steris Corp.	13,600	380,392
	SurModics, Inc. (a)(b)	3,783	85,723
	Symmetry Medical, Inc. (a)	9,000	72,540
	Synovis Life Technologies, Inc. (a)	2,200	28,402
	Trans1, Inc. (a)	3,100	12,245
	Utah Medical Products, Inc.	700	20,524
	Vascular Solutions, Inc. (a)	4,300	36,077
	Volcano Corp. (a)	12,000	208,560
	West Pharmaceutical Services, Inc.	7,776	304,819
	Wright Medical Group, Inc. (a)	8,900	168,655
	Young Innovations, Inc.	1,300	32,214

			6,255,425

Medical Equipment - 1.7%	Abaxis, Inc. (a)	5,100	130,305
	Accuray, Inc. (a)(b)	10,400	58,344
	Affymetrix, Inc. (a)	17,700	103,368
	Analogic Corp.	3,272	126,005
	Bruker BioSciences Corp. (a)	12,387	149,387
	Cardiac Science Corp. (a)	4,800	10,704

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cyberonics, Inc. (a)	6,769	$138,358
	Cynosure, Inc., Class A (a)	2,400	27,576
	DexCom, Inc. (a)	12,000	96,960
	Dionex Corp. (a)	4,431	327,318
	Electro-Optical Sciences, Inc. (a)(b)	4,800	49,728
	Enteromedics, Inc. (a)(b)	4,700	2,632
	Greatbatch, Inc. (a)	5,800	111,534
	Haemonetics Corp. (a)	5,972	329,356
	IRIS International, Inc. (a)	4,500	55,620
	Luminex Corp. (a)	10,651	159,019
	Masimo Corp. (a)	12,600	383,292
	Merge Healthcare, Inc. (a)	6,100	20,496
	Natus Medical, Inc. (a)	6,800	100,572
	NxStage Medical, Inc. (a)	5,700	47,595
	OSI Systems, Inc. (a)	3,800	103,664
	Palomar Medical Technologies, Inc. (a)	4,500	45,360
	Sirona Dental Systems, Inc. (a)	4,300	136,482
	Somanetics Corp. (a)	2,400	42,120
	SonoSite, Inc. (a)	4,315	101,963
	Spectranetic Corp. (a)	8,100	56,376
	Stereotaxis, Inc. (a)	6,500	25,545
	Thoratec Corp. (a)	13,147	353,917
	Tomotherapy, Inc. (a)	10,300	40,170
	Varian, Inc. (a)	6,935	357,430
	Vital Images, Inc. (a)	3,600	45,684
	Zoll Medical Corp. (a)	5,322	142,204

			3,879,084

Medical Services - 0.3%	America Service Group, Inc.	2,200	34,914
	Bio-Reference Labs, Inc. (a)	2,600	101,894
	Clarient, Inc. (a)	8,300	21,995
	eResearch Technology, Inc. (a)	10,650	64,007
	Genoptix, Inc. (a)	3,800	135,014
	inVentiv Health, Inc. (a)	8,400	135,828
	Kendle International, Inc. (a)	3,200	58,592
	Nighthawk Radiology Holdings, Inc. (a)	5,300	24,009
	Parexel International Corp. (a)	14,094	198,725
	RadNet, Inc. (a)	6,900	14,076

			789,054

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	2,100	66,213
	Dynamic Materials Corp.	3,200	64,160
	The Eastern Co.	1,700	22,831
	Hawk Corp., Class A (a)	1,300	22,893
	Haynes International, Inc.	3,000	98,910
	Kaydon Corp.	7,626	272,706
	L.B. Foster Co., Class A (a)	2,500	74,525
	Lawson Products, Inc.	988	17,438
	Mueller Industries, Inc.	9,382	233,049
	Mueller Water Products, Inc., Series A	36,260	188,552
	Northwest Pipe Co. (a)	2,000	53,720
	Omega Flex, Inc.	600	8,400

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RBC Bearings, Inc. (a)	5,500	$133,815
	RTI International Metals, Inc. (a)	6,813	171,483
	Worthington Industries, Inc.	14,900	194,743

			1,623,438

Metals & Minerals: Diversified - 0.4%	AMCOL International Corp.	5,773	164,069
	Brush Engineered Materials, Inc. (a)	5,011	92,904
	General Moly, Inc. (a)	15,600	32,448
	Hecla Mining Co. (a)(b)	55,800	344,844
	Minerals Technologies, Inc.	4,653	253,449
	Oil-Dri Corp. of America	800	12,400
	Paramount Gold and Silver Corp. (a)	14,500	21,025
	United States Lime & Minerals, Inc. (a)	400	13,812
	Uranerz Energy Corp. (a)	13,200	17,160

			952,111

Office Supplies & Equipment - 0.6%	ACCO Brands Corp. (a)	13,500	98,280
	Electronics for Imaging, Inc. (a)	12,639	164,433
	HNI Corp.	11,100	306,693
	Herman Miller, Inc.	13,500	215,730
	Kimball International, Inc., Class B	7,974	67,938
	Knoll, Inc.	11,900	122,927
	Steelcase, Inc., Class A	17,500	111,300
	United Stationers, Inc. (a)	5,869	333,653

			1,420,954

Offshore Drilling & Other Services - 0.1%	Hercules Offshore, Inc. (a)	26,800	128,104
	Vantage Drilling Co. (a)	12,700	20,447

			148,551

Oil Well Equipment & Services - 1.4%	Allis-Chalmers Energy, Inc. (a)(b)	12,700	47,879
	Basic Energy Services, Inc. (a)	5,300	47,170
	Bolt Technology Corp. (a)	2,100	23,142
	Boots & Coots, Inc. (a)	21,700	35,805
	Bronco Drilling Co., Inc. (a)	4,700	23,829
	CARBO Ceramics, Inc. (b)	4,402	300,084
	Cal Dive International, Inc. (a)	10,974	82,963
	Complete Production Services, Inc. (a)	14,600	189,800
	Dawson Geophysical Co. (a)	1,500	34,665
	Dril-Quip, Inc. (a)	7,076	399,652
	Geokinetics, Inc. (a)	1,300	12,506
	Global Industries Ltd. (a)	25,000	178,250
	Gulf Island Fabrication, Inc.	3,017	63,448
	Hornbeck Offshore Services, Inc. (a)	5,040	117,331
	ION Geophysical Corp. (a)	24,246	143,536
	Key Energy Services, Inc. (a)	30,600	268,974
	Lufkin Industries, Inc.	3,400	248,880
	Matrix Service Co. (a)	6,500	69,225
	Natural Gas Services Group (a)	3,000	56,550
	Newpark Resources, Inc. (a)	22,220	93,991
	OYO Geospace Corp. (a)	1,000	42,890
	Parker Drilling Co. (a)	29,681	146,921
	Pioneer Drilling Co. (a)	10,100	79,790
	RPC, Inc.	7,100	73,840

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sulphco, Inc. (a)(b)	12,200	$8,174
	Superior Well Services, Inc. (a)	3,800	54,188
	T-3 Energy Services, Inc. (a)	3,100	79,050
	Tetra Technologies, Inc. (a)	18,600	206,088
	Union Drilling, Inc. (a)	2,600	16,250
	Willbros Group, Inc. (a)	9,900	167,013

			3,311,884

Oil: Crude Producers - 2.3%	ATP Oil & Gas Corp. (a)(b)	9,300	170,004
	Apco Oil and Gas International, Inc.	2,100	46,410
	Approach Resources, Inc. (a)	3,500	27,020
	Arena Resources, Inc. (a)	9,300	401,016
	Atlas Energy, Inc.	16,087	485,345
	BPZ Resources, Inc. (a)(b)	22,200	210,900
	Berry Petroleum Co., Class A	10,602	309,048
	Bill Barrett Corp. (a)	9,600	298,656
	Brigham Exploration Co. (a)	23,200	314,360
	CREDO Petroleum Corp. (a)	1,600	14,880
	Carrizo Oil & Gas, Inc. (a)	6,900	182,781
	Cheniere Energy, Inc. (a)	13,100	31,702
	Clayton Williams Energy, Inc. (a)	1,500	52,560
	Contango Oil & Gas Co. (a)	3,000	141,030
	Cubic Energy, Inc. (a)	5,300	7,897
	Delta Petroleum Corp. (a)(b)	45,900	47,736
	Endeavour International Corp. (a)	28,500	30,780
	FX Energy, Inc. (a)(b)	10,500	29,925
	GMX Resources, Inc. (a)	7,100	97,554
	GeoResources, Inc. (a)	1,800	24,588
	Goodrich Petroleum Corp. (a)	5,500	133,925
	Gran Tierra Energy, Inc. (a)	50,100	287,073
	Gulfport Energy Corp. (a)	6,500	74,425
	Harvest Natural Resources, Inc. (a)	8,200	43,378
	Isramco, Inc. (a)	200	14,300
	McMoRan Exploration Co. (a)(b)	17,900	143,558
	Northern Oil And Gas, Inc. (a)	7,800	92,352
	Oilsands Quest, Inc. (a)	48,600	55,890
	Panhandle Oil & Gas, Inc.	1,800	46,620
	Penn Virginia Corp.	10,616	226,015
	Petroleum Development Corp. (a)	4,300	78,303
	Petroquest Energy, Inc. (a)(b)	11,400	69,882
	PrimeEnergy Corp. (a)	100	3,639
	Rex Energy Corp. (a)	6,700	80,400
	Rosetta Resources, Inc. (a)	12,800	255,104
	Stone Energy Corp. (a)	9,798	176,854
	Swift Energy Co. (a)	8,917	213,651
	Toreador Resources Corp. (b)	5,500	54,450
	Vaalco Energy, Inc.	14,600	66,430
	Venoco, Inc. (a)	4,500	58,680
	W&T Offshore, Inc.	8,300	97,110
	Warren Resources, Inc. (a)	15,100	36,995

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zion Oil & Gas, Inc. (a)	2,228	$15,930

			5,249,156

Oil: Integrated - 0.0%	Alon USA Energy, Inc.	1,800	12,312
	CVR Energy, Inc. (a)	5,700	39,102
	Delek US Holdings, Inc.	3,200	21,792
	Western Refining, Inc. (a)(b)	8,900	41,919

			115,125

Paints & Coatings - 0.2%	Chase Corp.	1,800	21,258
	Ferro Corp.	19,676	162,130
	H.B. Fuller Co.	11,980	272,545
	North American Galvanizing & Coatings (a)	2,800	13,580

			469,513

Paper - 0.7%	Boise, Inc. (a)	7,000	37,170
	Buckeye Technologies, Inc. (a)	9,698	94,652
	Clearwater Paper Corp. (a)	2,599	142,867
	Domtar Corp. (a)	10,100	559,641
	Kapstone Paper and Packaging Corp. (a)	7,100	69,935
	Neenah Paper, Inc.	3,800	53,010
	P.H. Glatfelter Co.	11,301	137,307
	Schweitzer-Mauduit International, Inc.	4,120	289,842
	Wausau Paper Corp.	10,842	125,767

			1,510,191

Personal Care - 0.3%	Chattem, Inc. (a)	4,600	429,180
	Female Health Co. (a)	3,500	16,555
	Mannatech, Inc.	3,900	12,168
	Orchids Paper Products Co. (a)	1,400	28,028
	USANA Health Sciences, Inc. (a)	1,600	51,040
	WD-40 Co.	4,089	132,320

			669,291

Pharmaceuticals - 1.7%	Acura Pharmaceuticals, Inc. (a)	2,100	11,193
	Adolor Corp. (a)	11,600	16,936
	Akorn, Inc. (a)	13,100	23,449
	Alkermes, Inc. (a)	23,600	222,076
	Allion Healthcare, Inc. (a)	4,700	30,832
	American Oriental Bioengineering, Inc. (a)	15,500	72,075
	Ardea Biosciences, Inc. (a)	3,300	46,200
	Auxilium Pharmaceuticals, Inc. (a)	11,000	329,780
	Avanir Pharmaceuticals, Inc. (a)(b)	16,700	31,730
	BMP Sunstone Corp. (a)	8,800	50,072
	BioCryst Pharmaceuticals, Inc. (a)(b)	5,800	37,468
	Biospecifics Technologies (a)	800	23,480
	Cadence Pharmaceuticals, Inc. (a)(b)	6,000	58,020
	Cambrex Corp. (a)	7,285	40,650
	Caraco Pharmaceutical Laboratories Ltd. (a)	2,600	15,704
	China Sky One Medical, Inc. (a)(b)	2,800	63,700
	Cumberland Pharmaceuticals, Inc. (a)	1,800	24,462
	Depomed, Inc. (a)	12,800	42,880
	Durect Corp. (a)	20,100	49,647
	Hi-Tech Pharmacal Co., Inc. (a)	1,800	50,490
	Impax Laboratories, Inc. (a)	15,200	206,720

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Infinity Pharmaceuticals, Inc. (a)	5,000	$30,900
	Inspire Pharmaceuticals, Inc. (a)	14,100	77,832
	Isis Pharmaceuticals, Inc. (a)	23,089	256,288
	Ista Pharmaceuticals, Inc. (a)	9,100	41,496
	Javelin Pharmaceuticals, Inc. (a)	12,600	16,380
	K-V Pharmaceutical Co., Class A (a)	8,700	31,929
	Lannett Co., Inc. (a)	2,100	12,411
	MAP Pharmaceuticals, Inc. (a)	1,800	17,154
	Medicines Co. (a)	13,227	110,313
	Medicis Pharmaceutical Corp., Class A	13,700	370,585
	MiddleBrook Pharmaceuticals, Inc. (a)	9,100	4,641
	Obagi Medical Products, Inc. (a)	4,300	51,600
	Optimer Pharmaceuticals, Inc. (a)(b)	7,200	81,216
	Pain Therapeutics, Inc. (a)	8,700	46,632
	Par Pharmaceutical Cos., Inc. (a)	8,000	216,480
	Pozen, Inc. (a)	6,400	38,336
	Prestige Brands Holdings, Inc. (a)	8,300	65,238
	Questcor Pharmaceuticals, Inc. (a)	14,400	68,400
	SIGA Technologies, Inc. (a)	6,900	40,020
	Salix Pharmaceuticals Ltd. (a)	13,000	330,200
	Santarus, Inc. (a)	12,300	56,826
	Sciclone Pharmaceuticals, Inc. (a)	10,300	23,999
	Spectrum Pharmaceuticals, Inc. (a)	9,500	42,180
	SuperGen, Inc. (a)	13,800	36,156
	Vical, Inc. (a)	9,000	29,610
	Vivus, Inc. (a)(b)	18,900	173,691
	Xenoport, Inc. (a)	7,100	131,776

			3,849,853

Photography - 0.1%	CPI Corp.	1,200	14,736
	Eastman Kodak Co. (b)	66,000	278,520

			293,256

Plastics - 0.0%	Spartech Corp.	7,654	78,530

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	8,212	123,837
	Maxwell Technologies, Inc. (a)	5,600	99,904
	Powell Industries, Inc. (a)	1,931	60,884
	Regal-Beloit Corp.	8,551	444,139
	Vicor Corp. (a)	4,796	44,603

			773,367

Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	10,000	127,500
	Stillwater Mining Co. (a)	10,064	95,407

			222,907

Printing & Copying Services - 0.0%	Cenveo, Inc. (a)	12,100	105,875

Producer Durables: Miscellaneous - 0.1%	Blount International, Inc. (a)	9,600	96,960
	China Fire & Security Group, Inc. (a)(b)	3,500	47,355

			144,315

Production Technology Equipment - 1.0%	ATMI, Inc. (a)(c)	7,857	146,297
	Brooks Automation, Inc. (a)	16,078	137,949
	Cognex Corp.	9,956	176,420
	Cohu, Inc.	5,818	81,161
	Cymer, Inc. (a)	7,000	268,660

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Electro Scientific Industries, Inc. (a)	6,761	$73,154
	Entegris, Inc. (a)	30,292	159,942
	FEI Co. (a)	9,455	220,869
	Intevac, Inc. (a)	5,500	63,085
	Kulicke & Soffa Industries, Inc. (a)	15,656	84,386
	MKS Instruments, Inc. (a)	12,300	214,143
	Photronics, Inc. (a)	11,079	49,302
	Rudolph Technologies, Inc. (a)	7,573	50,891
	Tessera Technologies, Inc. (a)	11,800	274,586
	Ultratech, Inc. (a)	4,990	74,151
	Veeco Instruments, Inc. (a)	8,927	294,948

			2,369,944

Publishing - 0.2%	Courier Corp.	2,450	34,912
	Dolan Media Co. (a)	6,500	66,365
	Journal Communications, Inc., Class A	9,800	38,122
	Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	6,682	33,009
	Primedia, Inc.	5,900	21,299
	Scholastic Corp.	5,860	174,804

			368,511

Radio & TV Broadcasters - 0.1%	Crown Media Holdings, Inc., Class A (a)	2,698	3,912
	Fisher Communications, Inc. (a)	1,500	24,375
	Lin TV Corp., Class A (a)	6,700	29,882
	Outdoor Channel Holdings, Inc. (a)	3,800	22,040
	Sinclair Broadcast Group, Inc., Class A	12,064	48,618

			128,827

Railroad Equipment - 0.1%	American Railcar Industries, Inc.	2,300	25,346
	Freightcar America, Inc.	2,500	49,575
	Greenbrier Cos., Inc.	4,300	44,634
	Portec Rail Products, Inc.	1,500	16,065

			135,620

Railroads - 0.1%	Genesee & Wyoming, Inc., Class A (a)	8,875	289,680
	RailAmerica, Inc. (a)	4,400	53,680

			343,360

Real Estate - 0.2%	American Realty Investors, Inc. (a)	400	4,900
	Avatar Holdings, Inc. (a)	1,500	25,515
	China Housing & Land Development (a)(b)	7,100	29,323
	Consolidated-Tomoka Land Co.	1,400	48,916
	Forestar Group, Inc. (a)(b)	8,828	194,039
	Griffin Land & Nurseries, Inc.	700	20,391
	Tejon Ranch Co. (a)	2,715	79,332
	United Capital Corp. (a)	300	7,146

			409,562

Real Estate Investment Trusts (REITs) - 6.2%	Acadia Realty Trust	9,913	167,232
	Agree Realty Corp.	1,900	44,251
	Alexander’s, Inc. (a)	467	142,164
	American Campus Communities, Inc.	12,903	362,574
	American Capital Agency Corp.	3,500	92,890
	Anworth Mortgage Asset Corp.	25,500	178,500
	Apollo Commercial Real Estate Finance, Inc. (a)	1,800	32,382

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ashford Hospitality Trust, Inc. (a)	14,080	$65,331
	Associated Estates Realty Corp.	3,600	40,572
	BioMed Realty Trust, Inc.	24,220	382,192
	CBL & Associates Properties, Inc.	33,800	326,846
	CapLease, Inc.	11,100	48,618
	Capstead Mortgage Corp.	15,800	215,670
	Care Investment Trust, Inc.	2,900	22,562
	Cedar Shopping Centers, Inc.	9,800	66,640
	Cogdell Spencer, Inc.	6,900	39,054
	Colonial Properties Trust	15,300	179,469
	Colony Financial, Inc.	2,900	59,073
	Cousins Properties, Inc.	16,809	128,253
	CreXus Investment Corp. (a)	2,500	34,900
	Cypress Sharpridge Investments, Inc.	3,800	51,338
	DCT Industrial Trust, Inc.	48,310	242,516
	Developers Diversified Realty Corp.	37,700	349,102
	DiamondRock Hospitality Co.	27,380	231,909
	DuPont Fabros Technology, Inc.	6,900	124,131
	Dynex Capital Corp.	2,600	22,698
	EastGroup Properties, Inc.	6,227	238,370
	Education Realty Trust, Inc.	12,400	60,016
	Entertainment Properties Trust	9,680	341,414
	Equity Lifestyle Properties, Inc.	6,094	307,564
	Equity One, Inc. (b)	7,800	126,126
	Extra Space Storage, Inc.	21,550	248,903
	FelCor Lodging Trust, Inc. (a)	16,170	58,212
	First Industrial Realty Trust, Inc.	11,400	59,622
	First Potomac Realty Trust	6,900	86,733
	Franklin Street Properties Corp.	15,500	226,455
	Getty Realty Corp.	4,300	101,179
	Gladstone Commercial Corp.	2,400	32,184
	Glimcher Realty Trust	12,556	33,901
	Government Properties Income Trust	2,700	62,046
	Gramercy Capital Corp. (a)	10,702	27,718
	Hatteras Financial Corp.	8,300	232,068
	Healthcare Realty Trust, Inc.	14,100	302,586
	Hersha Hospitality Trust	10,700	33,598
	Highwoods Properties, Inc.	17,300	576,955
	Home Properties, Inc.	8,120	387,405
	Inland Real Estate Corp.	16,900	137,735
	Invesco Mortgage Capital, Inc.	2,100	47,796
	Investors Real Estate Trust	16,400	147,600
	iStar Financial, Inc. (a)(b)	26,000	66,560
	Kilroy Realty Corp. (b)	10,200	312,834
	Kite Realty Group Trust	9,740	39,642
	LTC Properties, Inc.	5,800	155,150
	LaSalle Hotel Properties	15,420	327,367
	Lexington Corporate Properties Trust	22,643	137,669
	MFA Financial, Inc.	67,700	497,595
	Medical Properties Trust, Inc.	20,100	201,000

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mid-America Apartment Communities, Inc.	6,529	$315,220
	Mission West Properties, Inc.	3,800	27,322
	Monmouth Real Estate Investment Corp., Class A	4,900	36,456
	National Health Investors, Inc.	6,429	237,809
	National Retail Properties, Inc.	19,675	417,504
	NorthStar Realty Finance Corp. (b)	14,963	51,323
	Omega Healthcare Investors, Inc.	20,400	396,780
	PS Business Parks, Inc.	4,208	210,610
	Parkway Properties, Inc.	5,504	114,593
	Pennsylvania Real Estate Investment Trust (b)	8,932	75,565
	PennyMac Mortgage Investment Trust (a)	3,500	60,130
	Post Properties, Inc.	11,086	217,286
	Potlatch Corp.	9,947	317,110
	RAIT Investment Trust (b)	16,210	21,235
	Ramco-Gershenson Properties Trust	5,400	51,516
	Redwood Trust, Inc.	19,195	277,560
	Resource Capital Corp.	5,200	25,584
	Saul Centers, Inc.	1,522	49,861
	Sovran Self Storage, Inc.	6,280	224,384
	Starwood Property Trust, Inc.	10,500	198,345
	Strategic Hotel Capital, Inc. (a)(b)	19,850	36,921
	Sun Communities, Inc.	4,143	81,824
	Sunstone Hotel Investors, Inc.	24,521	217,746
	Tanger Factory Outlet Centers, Inc.	9,622	375,162
	Transcontinental Realty Investors, Inc. (a)	700	8,337
	U-Store-It Trust	18,670	136,664
	UMH Properties, Inc.	2,000	16,960
	Universal Health Realty Income Trust	2,927	93,752
	Urstadt Biddle Properties, Inc., Class A	5,100	77,877
	Walter Investment Management Corp.	4,900	70,217
	Washington REIT	14,365	395,756
	Winthrop Realty Trust	2,637	28,638

			14,130,917

Recreational Vehicles & Boats - 0.3%	Brunswick Corp.	21,800	277,078
	Drew Industries, Inc. (a)	4,700	97,055
	Marine Products Corp.	2,331	11,492
	Polaris Industries, Inc. (b)	7,500	327,225
	Winnebago Industries, Inc. (a)	7,190	87,718

			800,568

Rental & Leasing Services: Consumer - 0.4%	Amerco, Inc. (a)	2,200	109,384
	Avis Budget Group, Inc. (a)	23,800	312,256
	Dollar Thrifty Automotive Group, Inc. (a)	6,495	166,337
	Rent-A-Center, Inc. (a)	15,200	269,344

			857,321

Restaurants - 1.3%	AFC Enterprises, Inc. (a)	6,200	50,592
	BJ’s Restaurants, Inc. (a)	4,800	90,336
	Benihana, Inc., Class A (a)	3,700	14,023
	Bob Evans Farms, Inc.	7,680	222,336
	Buffalo Wild Wings, Inc. (a)(b)	4,050	163,093
	CEC Entertainment, Inc. (a)	5,550	177,156

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CKE Restaurants, Inc.	12,800	$108,288
	California Pizza Kitchen, Inc. (a)	5,150	69,267
	Caribou Coffee Co., Inc. (a)	1,400	10,808
	Carrols Restaurant Group, Inc. (a)	2,500	17,675
	The Cheesecake Factory, Inc. (a)	13,800	297,942
	Cracker Barrel Old Country Store, Inc.	5,100	193,749
	Denny’s Corp. (a)(b)	24,000	52,560
	DineEquity, Inc. (a)(b)	4,448	108,042
	Domino’s Pizza, Inc. (a)	9,650	80,867
	Einstein Noah Restaurant Group, Inc. (a)	1,000	9,830
	Frisch’s Restaurants, Inc.	600	14,310
	Jack in the Box, Inc. (a)	13,536	266,253
	Krispy Kreme Doughnuts, Inc. (a)	14,600	43,070
	Landry’s Restaurants, Inc. (a)	1,596	33,979
	Luby’s, Inc. (a)	4,800	17,664
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	3,400	23,664
	O’Charleys, Inc. (a)	4,684	30,680
	P.F. Chang’s China Bistro, Inc. (a)	5,408	205,017
	Papa John’s International, Inc. (a)	4,796	112,035
	Red Robin Gourmet Burgers, Inc. (a)	3,200	57,280
	Ruby Tuesday, Inc. (a)	15,300	110,160
	Ruth’s Hospitality Group, Inc. (a)	5,000	10,450
	Sonic Corp. (a)	14,820	149,237
	The Steak N Shake Co. (a)	291	94,319
	Texas Roadhouse, Inc., Class A (a)	12,300	138,129

			2,972,811

Scientific Instruments: Control & Filter - 0.8%	Brady Corp.	11,694	350,937
	CIRCOR International, Inc.	4,300	108,274
	China Security & Surveillance Technology, Inc. (a)	9,500	72,580
	ESCO Technologies, Inc.	6,532	234,172
	Energy Recovery, Inc. (a)(b)	8,900	61,232
	Flanders Corp. (a)	3,800	16,948
	The Gorman-Rupp Co.	3,597	99,421
	ICx Technologies, Inc. (a)	2,800	26,656
	L-1 Identity Solutions, Inc. (a)	18,428	138,026
	Mine Safety Appliances Co.	6,526	173,135
	PMFG, Inc. (a)	3,300	53,493
	RAE Systems, Inc. (a)	12,500	13,750
	Robbins & Myers, Inc.	6,424	151,092
	Sun Hydraulics, Inc.	2,850	74,813
	Watts Water Technologies, Inc., Class A	7,236	223,737
	X-Rite, Inc. (a)	8,200	17,876

			1,816,142

Scientific Instruments: Electrical - 1.1%	A.O. Smith Corp.	5,081	220,465
	AZZ, Inc. (a)	2,600	85,020
	Advanced Battery Technologies, Inc. (a)(b)	11,700	46,800
	American Superconductor Corp. (a)(b)	10,200	417,180
	Baldor Electric Co.	11,501	323,063
	Broadwind Energy, Inc. (a)(b)	7,600	61,484

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	China BAK Battery, Inc. (a)	9,400	$26,132
	Ener1, Inc. (a)(b)	11,600	73,544
	EnerSys (a)	9,200	201,204
	Franklin Electric Co., Inc.	5,860	170,409
	GrafTech International Ltd. (a)	29,444	457,854
	Houston Wire & Cable Co.	4,400	52,360
	Littelfuse, Inc. (a)	5,460	175,539
	Preformed Line Products Co.	500	21,900
	SatCon Technology Corp. (a)	14,600	41,172
	Taser International, Inc. (a)	15,500	67,890
	Ultralife Batteries, Inc. (a)	3,100	13,392
	Valence Technology, Inc. (a)	12,800	11,648

			2,467,056

Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc.	3,300	131,406
	Faro Technologies, Inc. (a)	4,100	87,904
	Measurement Specialties, Inc. (a)	3,600	36,180
	Smartheat, Inc. (a)	1,600	23,232
	Zygo Corp. (a)	3,800	25,574

			304,296

Scientific Instruments: Pollution Control - 0.4%	American Ecology Corp.	4,700	80,088
	Clean Harbors, Inc. (a)	5,100	304,011
	Darling International, Inc. (a)	20,900	175,142
	EnergySolutions, Inc.	19,100	162,159
	Fuel Tech, Inc. (a)	4,700	38,399
	Heritage Crystal Clean, Inc. (a)	1,000	10,460
	Met-Pro Corp.	3,600	38,232
	Metalico, Inc. (a)	6,700	32,964
	Perma-Fix Environmental Services (a)	14,000	31,780
	Team, Inc. (a)	4,700	88,407
	Waste Services, Inc. (a)	3,733	34,008

			995,650

Securities Brokerage & Services - 0.9%	BGC Partners, Inc.	12,323	56,932
	E*Trade Financial Corp. (a)	372,500	651,875
	GFI Group, Inc.	16,200	74,034
	Gladstone Investment Corp.	5,500	25,080
	International Assets Holding Corp., Inc. (a)	3,155	45,874
	KBW, Inc. (a)	8,700	238,032
	Knight Capital Group, Inc., Class A (a)	21,600	332,640
	LaBranche & Co., Inc. (a)	14,600	41,464
	MF Global Ltd. (a)	23,600	164,020
	MarketAxess Holdings, Inc.	7,900	109,810
	optionsXpress Holdings, Inc.	10,600	163,770
	Penson Worldwide, Inc. (a)(b)	5,200	47,112
	SWS Group, Inc.	6,106	73,883
	TradeStation Group, Inc. (a)	8,100	63,909

			2,088,435

Semiconductors & Components - 2.5%	Actel Corp. (a)	6,516	77,410
	Advanced Analogic Technologies, Inc. (a)	10,700	42,158
	Amkor Technology, Inc. (a)	27,400	196,184
	Anadigics, Inc. (a)	15,800	66,676

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Applied Micro Circuits Corp. (a)	16,400	$122,508
	Atheros Communications, Inc. (a)	15,370	526,269
	Cavium Networks, Inc. (a)	8,800	209,704
	Ceva, Inc. (a)	5,000	64,300
	Cirrus Logic, Inc. (a)	14,300	97,526
	DSP Group, Inc. (a)	5,783	32,558
	Diodes, Inc. (a)	7,812	159,755
	Emcore Corp. (a)	18,900	20,223
	Entropic Communications, Inc. (a)	14,500	44,515
	Exar Corp. (a)	9,227	65,604
	FormFactor, Inc. (a)	11,300	245,888
	Hittite Microwave Corp. (a)	5,200	211,900
	IXYS Corp. (a)	5,737	42,569
	Kopin Corp. (a)	16,900	70,642
	Lattice Semiconductor Corp. (a)	23,700	63,990
	MIPS Technologies, Inc. (a)	11,000	48,070
	Micrel, Inc.	11,300	92,660
	Microsemi Corp. (a)	19,290	342,397
	Microtune, Inc. (a)	12,500	28,250
	Monolithic Power Systems, Inc. (a)	8,200	196,554
	NetLogic Microsystems, Inc. (a)	4,100	189,666
	Omnivision Technologies, Inc. (a)	11,200	162,736
	PLX Technology, Inc. (a)	8,400	27,132
	ParkerVision, Inc. (a)(b)	7,300	13,359
	Pericom Semiconductor Corp. (a)	6,693	77,170
	Power Integrations, Inc.	5,400	196,344
	RF Micro Devices, Inc. (a)	65,284	311,405
	Rubicon Technology, Inc. (a)(b)	3,100	62,961
	Semtech Corp. (a)	14,800	251,748
	Sigma Designs, Inc. (a)	6,500	69,550
	Silicon Image, Inc. (a)	18,676	48,184
	Silicon Storage Technology, Inc. (a)	19,858	50,836
	Skyworks Solutions, Inc. (a)	40,033	568,068
	Standard Microsystems Corp. (a)	5,510	114,498
	Supertex, Inc. (a)	2,267	67,557
	Techwell, Inc. (a)	3,600	47,520
	Trident Microsystems, Inc. (a)	15,800	29,388
	TriQuint Semiconductor, Inc. (a)	33,836	203,016
	Virage Logic Corp. (a)	4,800	26,400
	Volterra Semiconductor Corp. (a)	5,000	95,600
	White Electronic Designs Corp. (a)	5,300	24,751
	Zoran Corp. (a)	11,408	126,058

			5,832,257

Shipping - 0.6%	American Commercial Lines, Inc. (a)	2,250	41,242
	DHT Maritime, Inc.	10,100	37,168
	Eagle Bulk Shipping, Inc. (a)(b)	13,700	67,815
	Genco Shipping & Trading Ltd. (b)	5,900	132,042
	General Maritime Corp.	12,140	84,859
	Golar LNG Ltd.	8,600	110,252
	Gulfmark Offshore, Inc. (a)	5,500	155,705

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Horizon Lines, Inc., Class A	7,500	$41,775
	International Shipholding Corp.	1,400	43,498
	Knightsbridge Tankers Ltd.	4,200	55,692
	Nordic American Tanker Shipping Ltd. (b)	10,500	315,000
	Ship Finance International Ltd.	11,200	152,656
	TBS International Ltd. (a)	2,800	20,580
	Teekay Tankers Ltd., Class A	1,600	13,648
	Ultrapetrol Bahamas Ltd. (a)	5,400	25,704

			1,297,636

Specialty Retail - 3.2%	1-800-FLOWERS.COM, Inc., Class A (a)	6,524	17,289
	America’s Car Mart, Inc. (a)	2,300	60,559
	AnnTaylor Stores Corp. (a)	13,500	184,140
	Asbury Automotive Group, Inc. (a)	7,900	91,087
	bebe Stores, Inc.	5,500	34,485
	Big 5 Sporting Goods Corp.	5,500	94,490
	Blue Nile, Inc. (a)	3,200	202,656
	Books-A-Million, Inc.	1,500	10,080
	Borders Group, Inc. (a)	11,200	13,216
	Brown Shoe Co., Inc.	10,527	103,901
	The Buckle, Inc. (b)	6,009	175,944
	Build-A-Bear Workshop, Inc. (a)	4,100	20,049
	Cabela’s, Inc., Class A (a)(b)	8,900	126,914
	The Cato Corp., Class A	6,295	126,278
	Charming Shoppes, Inc. (a)	28,840	186,595
	The Children’s Place Retail Stores, Inc. (a)	4,985	164,555
	Christopher & Banks Corp.	8,928	68,031
	Citi Trends, Inc. (a)	3,700	102,194
	Coldwater Creek, Inc. (a)	14,300	63,778
	Collective Brands, Inc. (a)	14,900	339,273
	Conn’s, Inc. (a)(b)	2,400	14,016
	DSW, Inc., Class A (a)	2,600	67,288
	Destination Maternity Corp. (a)	1,400	26,600
	Dress Barn, Inc. (a)	13,982	322,984
	The Finish Line, Inc., Class A	10,580	132,779
	Gander Mountain Co. (a)	1,000	5,100
	Genesco, Inc. (a)	5,238	143,835
	Group 1 Automotive, Inc.	5,432	153,997
	Gymboree Corp. (a)	6,758	293,905
	Haverty Furniture Cos., Inc.	4,436	60,906
	hhgregg, Inc. (a)	2,800	61,684
	Hibbett Sports, Inc. (a)	6,275	137,987
	Hot Topic, Inc. (a)	9,181	58,391
	Jo-Ann Stores, Inc. (a)	6,105	221,245
	Jos. A. Bank Clothiers, Inc. (a)	4,133	174,371
	Lithia Motors, Inc., Class A (b)	4,500	36,990
	Men’s Wearhouse, Inc.	12,900	271,674
	Midas, Inc. (a)	3,542	29,930
	Monro Muffler, Inc.	3,650	122,056
	New York & Co. (a)	5,800	24,882
	Nu Skin Enterprises, Inc., Class A	11,426	307,017

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OfficeMax, Inc. (a)	18,800	$238,572
	Pacific Sunwear of California, Inc. (a)	16,600	66,068
	The Pep Boys - Manny, Moe & Jack	11,966	101,232
	Pier 1 Imports, Inc. (a)	26,299	133,862
	Regis Corp.	13,100	203,967
	Retail Ventures, Inc. (a)	6,200	55,118
	Rue21, Inc. (a)	1,300	36,517
	Sally Beauty Co., Inc. (a)	23,500	179,775
	Shoe Carnival, Inc. (a)	2,100	42,987
	Shutterfly, Inc. (a)	4,400	78,364
	Sonic Automotive, Inc.	6,900	71,691
	Stage Stores, Inc.	9,550	118,038
	Stamps.com, Inc. (a)	3,403	30,627
	Stein Mart, Inc. (a)	6,324	67,414
	Syms Corp. (a)	1,600	11,568
	Systemax, Inc.	2,400	37,704
	The Talbots, Inc. (b)	6,100	54,351
	Ticketmaster Entertainment (a)	9,200	112,424
	Tractor Supply Co. (a)	8,700	460,752
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,900	125,304
	Vitacost.com, Inc. (a)	1,900	19,798
	Vitamin Shoppe, Inc. (a)	1,700	37,808
	The Wet Seal, Inc., Class A (a)	23,600	81,420
	Zale Corp. (a)(b)	5,000	13,600
	Zumiez, Inc. (a)	4,900	62,328

			7,294,440

Steel - 0.1%	China Precision Steel, Inc. (a)(b)	9,000	18,450
	General Steel Holdings, Inc. (a)	3,300	14,553
	Olympic Steel, Inc.	1,900	61,902
	Sutor Technology Group Ltd. (a)	1,900	5,054
	Universal Stainless & Alloy Products, Inc. (a)	1,700	32,062

			132,021

Sugar - 0.0%	Imperial Sugar Co., New Shares	2,500	43,600

Synthetic Fibers & Chemicals - 0.0%	Zoltek Cos., Inc. (a)(b)	6,900	65,550

Technology: Miscellaneous - 0.3%	Benchmark Electronics, Inc. (a)	16,329	308,781
	CTS Corp.	8,368	80,500
	LaBarge, Inc. (a)	3,000	36,150
	Plexus Corp. (a)	9,898	282,093
	Vocus, Inc. (a)	4,100	73,800

			781,324

Telecommunications Equipment - 0.4%	ADC Telecommunications, Inc. (a)	22,000	136,620
	Applied Signal Technology, Inc.	2,600	50,154
	Arris Group, Inc. (a)	30,500	348,615
	Brightpoint, Inc. (a)	12,530	92,095
	Cogo Group, Inc. (a)	5,800	42,746
	Communications System, Inc.	1,300	16,172
	Mastec, Inc. (a)	12,900	161,250
	OpNext, Inc. (a)	6,700	12,730
	Powerwave Technologies, Inc. (a)	30,977	39,031
	Symmetricom, Inc. (a)	11,300	58,760

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UTStarcom, Inc. (a)(b)	27,000	$59,130

			1,017,303

Textile Products - 0.1%	Interface, Inc., Class A	12,621	104,881
	Unifi, Inc. (a)	10,800	41,904

			146,785

Textiles Apparel & Shoes - 2.1%	American Apparel, Inc. (a)	8,500	26,350
	Carter’s, Inc. (a)	13,200	346,500
	Cherokee, Inc.	1,900	33,858
	Columbia Sportswear Co. (b)	2,800	109,312
	Crocs, Inc. (a)	20,900	120,175
	Deckers Outdoor Corp. (a)	3,000	305,160
	FGX International Holdings Ltd. (a)	3,400	66,606
	G-III Apparel Group, Ltd. (a)	3,300	71,511
	Iconix Brand Group, Inc. (a)	17,300	218,845
	J. Crew Group, Inc. (a)	12,070	540,012
	Jones Apparel Group, Inc.	20,900	335,654
	K-Swiss, Inc., Class A	6,496	64,570
	Kenneth Cole Productions, Inc., Class A	1,092	10,538
	Liz Claiborne, Inc. (a)(b)	24,100	135,683
	lululemon athletica, Inc. (a)	10,000	301,000
	Maidenform Brands, Inc. (a)	4,400	73,436
	Oxford Industries, Inc.	3,342	69,113
	Perry Ellis International, Inc. (a)	1,850	27,861
	Quiksilver, Inc. (a)	32,000	64,640
	Skechers U.S.A., Inc., Class A (a)	7,655	225,134
	Steven Madden Ltd. (a)	3,568	147,144
	Timberland Co., Class A (a)	10,700	191,851
	True Religion Apparel, Inc. (a)	6,200	114,638
	Under Armour, Inc., Class A (a)	8,300	226,341
	Volcom, Inc. (a)	4,500	75,330
	The Warnaco Group, Inc. (a)	10,700	451,433
	Weyco Group, Inc.	1,600	37,824
	Wolverine World Wide, Inc.	12,008	326,858

			4,717,377

Tobacco - 0.2%	Alliance One International, Inc. (a)	19,955	97,380
	Star Scientific, Inc. (a)	18,100	12,670
	Universal Corp.	5,756	262,531
	Vector Group Ltd.	9,825	137,550

			510,131

Toys - 0.1%	Jakks Pacific, Inc. (a)	5,930	71,872
	Leapfrog Enterprises, Inc. (a)	8,446	33,024
	RC2 Corp. (a)	4,813	70,992

			175,888

Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	2,100	38,010
	Echo Global Logistics, Inc. (a)	500	6,345
	HUB Group, Inc., Class A (a)	9,200	246,836
	Odyssey Marine Exploration, Inc. (a)	12,900	18,189
	Pacer International, Inc.	6,900	21,804
	Textainer Group Holdings Ltd.	2,166	36,605

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Todd Shipyards Corp.	1,700	$28,492

			396,281

Truckers - 0.6%	Arkansas Best Corp.	5,741	168,958
	Celadon Group, Inc. (a)	5,500	59,675
	Forward Air Corp.	7,232	181,162
	Heartland Express, Inc.	12,273	187,409
	Knight Transportation, Inc.	14,262	275,114
	Marten Transport Ltd. (a)	3,850	69,107
	Old Dominion Freight Line, Inc. (a)	6,325	194,178
	Patriot Transportation Holding, Inc. (a)	300	28,338
	Saia, Inc. (a)	3,281	48,624
	USA Truck, Inc. (a)	2,200	27,544
	Universal Truckload Services, Inc.	1,321	23,910
	Werner Enterprises, Inc.	9,600	189,984
	YRC Worldwide, Inc. (a)(b)	6,700	5,627

			1,459,630

Utilities: Electrical - 1.7%	Allete, Inc.	6,966	227,649
	Avista Corp.	13,275	286,607
	Black Hills Corp.	9,300	247,659
	CH Energy Group, Inc.	3,989	169,612
	Central Vermont Public Service Corp.	2,800	58,240
	Cleco Corp.	14,667	400,849
	El Paso Electric Co. (a)	10,908	221,214
	The Empire District Electric Co.	7,968	149,241
	IDACORP, Inc.	11,500	367,425
	MGE Energy, Inc.	5,745	205,326
	NorthWestern Corp.	8,200	213,364
	Otter Tail Corp.	8,986	222,853
	PNM Resources, Inc.	19,800	250,470
	Pike Electric Corp. (a)	4,100	38,048
	Portland General Electric Co.	17,400	355,134
	UIL Holdings Corp.	7,167	201,249
	Unisource Energy Corp.	8,183	263,411
	Unitil Corp.	2,900	66,642

			3,944,993

Utilities: Gas Distributors - 1.2%	Chesapeake Utilities Corp.	2,267	72,657
	The Laclede Group, Inc.	4,948	167,094
	New Jersey Resources Corp.	9,761	365,061
	Nicor, Inc. (c)	10,600	446,260
	Northwest Natural Gas Co.	6,399	288,211
	Piedmont Natural Gas Co.	18,000	481,500
	South Jersey Industries, Inc.	6,832	260,846
	Southwest Gas Corp.	10,890	310,692
	WGL Holdings, Inc.	11,700	392,418

			2,784,739

Utilities: Telecommunications - 0.9%	Alaska Communications Systems Group, Inc.	11,000	87,780
	Atlantic Tele-Network, Inc.	2,200	121,022
	Cbeyond Communications, Inc. (a)	5,700	89,775
	Cincinnati Bell, Inc. (a)	51,600	178,020
	Cogent Communications Group, Inc. (a)	11,100	109,446

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Consolidated Communications Holdings, Inc.	5,835	$102,112
	General Communication, Inc., Class A (a)	11,139	71,067
	Global Crossing Ltd. (a)	7,300	104,025
	HickoryTech Corp.	3,000	26,490
	Incontact, Inc. (a)	6,100	17,873
	Iowa Telecommunications Services, Inc.	7,100	118,996
	j2 Global Communications, Inc. (a)	10,500	213,675
	NTELOS Holdings Corp.	7,500	133,650
	Neutral Tandem, Inc. (a)	7,300	166,075
	PAETEC Holding Corp. (a)	30,520	126,658
	Premiere Global Services, Inc. (a)	15,200	125,400
	RCN Corp. (a)	9,100	98,735
	Shenandoah Telecom Co.	5,900	120,065
	SureWest Communications (a)	3,900	38,844
	USA Mobility, Inc.	4,220	46,462

			2,096,170

Utilities: Water - 0.3%	American States Water Co.	4,485	158,814
	Artesian Resources Corp., Class A	1,900	34,789
	California Water Service Group	4,796	176,589
	Connecticut Water Service, Inc.	2,100	52,017
	Consolidated Water Co., Inc.	3,600	51,444
	Middlesex Water Co.	3,300	58,179
	Pennichuck Corp.	1,000	21,130
	SJW Corp.	3,248	73,307
	Southwest Water Co.	6,083	35,829
	York Water Co.	3,200	46,432

			708,530

	Total Common Stocks - 97.6%		224,138,747

	Investment Companies

	BlackRock Kelso Capital Corp. (d)	3,100	26,412
	Gladstone Capital Corp.	5,200	40,040
	Hercules Technology Growth Capital, Inc.	8,562	88,959
	Kayne Anderson Energy Development Co.	2,500	36,375
	Pennantpark Investment Corp.	5,300	47,276
	Prospect Capital Corp. (b)	14,400	170,064

	Total Investment Companies - 0.2%		409,126

	Rights

Banks: Savings, Thrift & Mortgage Lending - 0.0%	Flagstar Bancorp, Inc. (Expires 1/25/10)	25,125	—

Building Materials - 0.0%	Builders FirstSource, Inc. (Expires 1/14/10)	6,444	1,577

	Total Rights - 0.0%		1,577

	Warrants (e)

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (Expires 8/27/11) (b)(f)	180	—

Communications Technology - 0.0%	Lantronix, Inc. (Expires 2/09/11) (a)(f)	138	—

	Total Warrants - 0.0%		—

	Total Long-Term Investments (Cost - $190,334,906) - 97.8%		224,549,450

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(g)	9,452,117	$9,452,117

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(g)(h)	$17,387	$17,386,620

Total Short-Term Securities (Cost - $26,838,737) - 11.7%		26,838,737

Total Investments (Cost - $217,173,643*) - 109.5%		251,388,187
Liabilities in Excess of Other Assets - (9.5)%		(21,751,491)

Net Assets - 100.0%		$229,636,696

*	The cost and unrealized appreciation (depreciation) of investments as December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$229,753,769

Gross unrealized appreciation	$48,267,727
Gross unrealized depreciation	(26,633,309)

Net unrealized appreciation	$21,634,418

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

All or a portion of security has been pledged as collateral in connection with open financial futures contracts. (d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$16,102		$239,668		$(221,996)	—
BlackRock Kelso Capital Corp.	$11,712		$42,960		$(13,276)	$992
BlackRock Liquidity Funds, TempFund, Institutional Class	$9,452,117	[1]	—		—	$26,184
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$33,514,609	[2]	—	$37,173
BlackRock Liquidity Series, LLC Money Market Series	—		$7,257,582	[2]	—	$451,286

	[1]	Represents net purchase cost.

	[2]	Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	$—	$—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

72	Russell 2000 MINI	March 2010	$4,403,447	$88,573

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical asset and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$224,549,450
Short-Term Securities	9,452,117

Total Level 1	234,001,567

Level 2 - Short-Term Securities	17,386,620
Level 3	—

Total	$251,388,187

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$88,573
Level 2	—
Level 3	—

Total	$88,573

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED
SCHEDULE OF INVESTMENTS

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and for the year then ended and have issued our report thereon dated February 24, 2010 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Master LLC’s Schedule of Investments (the “Schedule”) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Master LLC’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Master LLC referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 24, 2010
Princeton, New Jersey

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2010